N-2 - USD ($)				3 Months Ended
		Jun. 04, 2026	Apr. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key		0001160990
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Investment Company Act File Number		811-10555
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		16
Entity Registrant Name		PIMCO CORPORATE & INCOME STRATEGY FUND
Entity Address, Address Line One		1633 Broadway
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		888
Local Phone Number		877-4626
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses:

Sales load (as a percentage of offering price) (1)	[] %
Offering Expenses Borne by Common Shareholders (as a percentage of offering price) (2)	[] %
Dividend Reinvestment Plan Fees (3)	None
1
In the event that the Common Shares to which this prospectus relates are sold to or through underwriters or dealer managers, a corresponding prospectus supplement will disclose the applicable sales load and/or commission.
2
The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.
3
You will pay brokerage charges if you direct your broker or the plan agent to sell your
Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open market purchases pursuant to the Plan. See “Dividend Reinvestment Plan.”

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]
Annual Expenses

Percentage of Net Assets Attributable to Common Shares (reflecting leverage attributable to reverse repurchase agreements)
Management Fees (1)	0.81%
Interest Payments on Borrowed Funds (2)	0.46%
Other Expenses (3)	0.02%
Total Annual Expenses (4)	1.29%
1
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.81% of the Fund’s average daily net assets (including daily net assets attributable to any preferred shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the management fee under the investment management agreement.
Please see “Management of the Fund– Investment Management Agreement” for an
explanation of the unified management fee and a definition of “daily net assets.”
2
Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the period ended December 31, 2025, which represented 9.00% of the
Fund's average total managed assets, including the assets attributable to leverage (or
9.89% of the Fund's average net assets attributable to Common Shares), as of that date, at an annual interest rate cost to the Fund of 4.45%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2025. See “Use of
Leverage—Effects of Leverage.” The actual amount of interest expense borne by the
Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls/buybacks and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the
Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.
3
“Other Expenses” are estimated for the Fund’s current fiscal year ending June 30,
2026.
4
“Interest Payments on Borrowed Funds” are borne by the Fund separately from the management fees paid to PIMCO. Excluding these expenses, Total Annual Expenses are
0.83%.

Management Fees [Percent]	[4]	0.81%
Interest Expenses on Borrowings [Percent]	[5]	0.46%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.02%
Total Annual Expenses [Percent]	[7]	1.29%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a
$1,000 investment in Common Shares of the Fund assuming (1) that the Fund’s net assets do not increase or decrease, (2) that the Fund incurs total annual expenses of 1.29% of net assets attributable to
Common Shares in years 1 through 10 (assuming assets attributable to reverse repurchase agreements representing 9.00% of the Fund’s total managed assets) and (3) a 5% annual return
(1)
:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$13	$41	$71	$155
(1)
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown.
The
example assumes that the estimated Interest Payments on Borrowed Funds and Other
Expenses set forth in the Annual Expenses table are accurate, that the rate listed under
Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. The example does not include commissions or estimated offering expenses, which would cause the expenses shown in the example to increase. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and estimated offering costs.

Expense Example, Year 01	[8]	$ 13
Expense Example, Years 1 to 3	[8]	41
Expense Example, Years 1 to 5	[8]	71
Expense Example, Years 1 to 10	[8]	$ 155
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage attributable to the Fund's reverse repurchase agreements averaged over the period ended December 31,
2025 in an amount equal to 9.00% of the Fund's average total managed assets, including the assets attributable to such leverage (or
9.89% of the Fund's average total net assets attributable to Common
Shares) and shows Fund expenses as a percentage of net assets attributable to Common Shares. The percentages above do not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments. The table and example below are based on the Fund’s capital structure as of December 31,
2025. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary
(perhaps significantly) from these assumptions.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are estimated for the Fund’s current fiscal year ending June 30, 2026.
Management Fee not based on Net Assets, Note [Text Block]
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.81% of the Fund’s average daily net assets (including daily net assets attributable to any preferred shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the management fee under the investment management agreement.
Please see “Management of the Fund– Investment Management Agreement” for an
explanation of the unified management fee and a definition of “daily net assets.”

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Policies
When used in this prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund may invest indirectly by investing in derivatives or through Subsidiaries.
References herein to the Fund include, as appropriate, Subsidiaries through which the Fund may gain exposure to investments. The Fund may be exposed to the different types of investments described below through its investments in its Subsidiaries. The allocation of the Fund’s assets to a Subsidiary, if any, will vary over time and will likely not include all of the different types of investments described herein at any given time.
The Fund’s primary investment objective is to seek high current income.
Capital preservation and appreciation are secondary objectives. The
Fund seeks to achieve its investment objectives by utilizing a dynamic asset allocation strategy among multiple fixed income sectors in the global credit markets, including corporate debt (including, among other things, fixed-, variable- and floating-rate bonds, bank loans, convertible securities and stressed debt securities issued by U.S. or foreign
(non-U.S.) corporations or other business entities, including emerging market issuers), mortgage related and other asset-backed securities, government and sovereign debt, taxable municipal bonds and other fixed-, variable- and floating-rate income-producing securities of
U.S. and foreign issuers, including emerging market issuers. The Fund may invest in investment grade debt securities and below investment grade debt securities (commonly referred to as “high yield” securities or
“junk bonds”), including securities of stressed, distressed and/or defaulted issuers. The types of securities and instruments in which the
Fund may invest are summarized under “Portfolio Contents” below. The
Fund cannot assure you that it will achieve its investment objectives or that the Fund's investment program will be successful, and you could lose all of your investment in the Fund.
The Fund cannot change its investment objectives without the approval of the holders of a “majority of the outstanding” Common Shares and any preferred shares outstanding voting together as a single class, and of the holders of a “majority of the outstanding” preferred shares voting as a separate class. A “majority of the outstanding” shares (whether voting together as a single class or voting as a separate class) means (i)
67% or more of such shares present at a meeting, if the holders of more than 50% of those shares are present or represented by proxy, or (ii)
more than 50% of such shares, whichever is less.
Portfolio Management Strategies
Dynamic Allocation Strategy.

In managing the Fund, the
Investment Manager employs an active approach to allocation among multiple fixed income sectors based on, among other things, market conditions, valuation assessments, economic outlook, credit market trends and other economic factors. With PIMCO’s macroeconomic analysis as the basis for top-down investment decisions, including geographic and credit sector emphasis, PIMCO manages the Fund with a focus on seeking income generating investment ideas across multiple fixed income sectors, including opportunities in developed and emerging global credit markets. PIMCO may choose to focus on particular countries/regions, asset classes, industries and sectors to the exclusion of others at any time and from time to time based on market conditions and other factors. For example, subject to the Fund’s investment policies and limitations, the Fund may invest a substantial portion of its total assets in mortgage-related and other asset backed securities, which investments PIMCO may choose to increase or decrease, or eliminate entirely, over time and from time to time. The relative value assessment within fixed income sectors draws on PIMCO’s regional and sector specialist insights. The Fund will observe various investment guidelines as summarized below.
Investment Selection Strategies.

Once the Fund’s top-down,
portfolio positioning decisions have been made as described above,
PIMCO selects particular investments for the Fund by employing a bottom-up, disciplined credit approach which is driven by fundamental, independent research within each sector/asset class represented in the
Fund, with a focus on identifying securities and other instruments with solid and/or improving fundamentals.
PIMCO utilizes strategies that focus on credit quality analysis, duration management and other risk management techniques. PIMCO attempts to identify, through fundamental research driven by independent credit analysis and proprietary analytical tools, debt obligations and other income producing securities that provide current income and/or opportunities for capital appreciation based on its analysis of the issuer’s credit characteristics and the position of the security in the issuer’s capital structure.
Consideration of yield is only one component of the portfolio managers’
approach in managing the Fund. PIMCO attempts to identify
investments that may appreciate in value based on PIMCO’s assessment of the issuer’s credit characteristics, forecast for interest rates and outlook for particular countries/regions, currencies, industries, sectors and the global economy and bond markets generally.
Credit Quality.

The Fund may invest in debt instruments that are, at
the time of purchase, rated below investment grade, or that are unrated but determined to be of comparable quality. The Fund will not normally invest more than 20% of its total assets in debt instruments, other than mortgage-related and other asset-backed securities, that are, at the time of purchase, rated CCC+ or lower by S&P and Fitch and Caa1 or lower by Moody’s, or that are unrated but determined by PIMCO to be of comparable quality to securities so rated. The Fund may invest without limitation in mortgage-related and other asset-backed securities regardless of rating (
i.e.
, of any credit quality). Subject to this
20% restriction, the Fund may invest in issuers of any credit quality
(including bonds in the lowest ratings categories or that are unrated).
The Fund may also invest up to 5% of its total assets in defaulted bonds except that the Fund may invest in mortgage-related and other asset-backed securities without regard to this limit, subject to the Fund’s other investment policies. For purposes of applying the foregoing policies, in the case of securities with split ratings (
i.e.
, a security
receiving two different ratings from two different rating agencies), the
Fund will apply the higher of the applicable ratings. Subject to the aforementioned investment guidelines, the Fund may invest in securities of stressed, distressed and/or defaulted issuers, which include securities in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s or CC or lower by S&P or Fitch) or, if unrated, are determined by PIMCO to be of comparable quality. Debt instruments of below investment grade quality, and in
debtor-in-possession financings, are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Debt instruments in the lowest investment grade category also may be considered to possess some speculative
characteristics. The Fund may, for hedging, investment or leveraging purposes, make use of credit default swaps (which includes buying and/or selling credit default swaps), which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other credit event by the issuer of the debt obligation.
Independent Credit Analysis.

PIMCO relies primarily on its own
analysis of the credit quality and risks associated with individual debt instruments considered for the Fund, rather than relying exclusively on rating agencies or third-party research. The Fund’s portfolio managers utilize this information in an attempt to manage credit risk and/or to identify issuers, industries and sectors that are undervalued or that offer attractive yields relative to PIMCO’s assessment of their credit characteristics. This aspect of PIMCO’s capabilities will be particularly important to the extent that the Fund invests in high yield securities and in securities of emerging market issuers.
Duration Management.

It is expected that the Fund normally will
have a short to intermediate average portfolio duration (
i.e.
, within a
zero to eight (0 to 8) year range), as calculated by PIMCO, although it may be shorter or longer at any time depending on market conditions and other factors. While the Fund seeks to maintain a short to intermediate average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest.
Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. For example, if the Fund has an average portfolio duration of eight years, a 1% increase in interest rates would tend to correspond to an 8% decrease in the value of the Fund's debt portfolio. The Fund's duration strategy may entail maintaining a negative average portfolio duration from time to time, meaning the portfolio would tend to increase in value in response to an increase in interest rates. For example, if the Fund has a negative average portfolio duration, a 1% increase in interest rates would tend to correspond to a
1% increase in the value of the Fund's debt portfolio for every year of negative duration. A negative average portfolio duration would potentially benefit the Fund’s portfolio in an environment of rising market interest rates, but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates. See
“Principal Risks of the Fund—Interest Rate Risk.” The Fund may use
various derivatives strategies to manage (increase or decrease) the dollar-weighted average effective duration of the Fund’s portfolio.
PIMCO may also utilize certain strategies, including without limitation investments in structured notes or interest rate futures contracts or swap, cap, floor or collar transactions, for the purpose of reducing the interest rate sensitivity of the Fund’s portfolio, although there is no assurance that it will do so or that such strategies will be successful. The foregoing is a description of interest rate duration management only.
The credit spread duration of the Fund’s portfolio may vary, in some cases significantly, from its interest rate duration.

Risk Factors [Table Text Block]
Principal Risks of the Fund
The Fund is subject to the principal risks noted below, whether through the Fund’s direct investments, investments by its Subsidiaries, or derivatives positions.
Market Discount Risk
The price of the Fund’s Common Shares will fluctuate with market conditions and other factors. If you sell your Common Shares, the price received may be more or less than your original investment. The
Common Shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their NAV. The
Common Shares may trade at a price that is less than the offering price for Common Shares issued pursuant to an offering. This risk may be greater for investors who sell their Common Shares relatively shortly after completion of an offering. The sale of Common Shares by the Fund
(or the perception that such sales may occur), particularly if sold at a discount to the then current market price of the Common Shares, may have an adverse effect on the market price of the Common Shares.
Market Risk
The market price of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to a variety of factors affecting (or perceiving to affect) securities markets generally or particular industries, sectors or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, levels of public debt and deficits, changes in inflation, interest or currency rates, financial system instability, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, actual or threatened war or military conflict, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political and regulatory changes, diplomatic developments or the imposition of sanctions and other similar measures, including the imposition of tariffs, or other
U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters or events, climate-change and climate related events can all negatively impact the securities markets, which could cause the Fund to lose value. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.
As computing technology and data analytics continually advance there has been an increasing trend towards machine driven and artificially intelligent trading systems, particularly providing such systems with increasing levels of autonomy in trading decisions. Regulators of financial markets have become increasingly focused on the potential impact of artificial intelligence on investment activities and may issue regulations that are intended to affect the use of artificial technology in trading activities. Any such regulations may not have the intended effect on financial markets. Moreover, advancements in artificial intelligence and other technologies may suffer from the introduction of errors, defects or security vulnerabilities which can go undetected. Issues in the construction and implementation of AI systems and models (including software issues, issues related to the use of artificial intelligence and machine learning (AI), and other technological issues) may adversely impact the Fund. AI systems may contain design flaws or faulty assumptions, rely on incomplete or inaccurate data inputs, and may be difficult to interpret or audit.
The domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. budget and deficit reduction plan and foreign policy tensions with foreign nations, including embargoes, tariffs, sanctions, trade wars, and other similar developments, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns, U.S. foreign policy, the imposition of tariffs, or other
U.S. economic policies and any related domestic and/or geopolitical tensions may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and
quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. To the extent that the Fund has focused its investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.
When inflationary price movements occur, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. Interest rate increases in the future could cause the value of a fund that invests in fixed income securities to decrease, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund and its shareholders.
Higher interest rates generally lower the values of real estate-related assets. When this does not occur as expected, it presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could, by extension, adversely impact the value of other investments (such as loans, securitized debt and other fixed income securities). Such an impact could materialize in one real estate sector and not another, or in a different manner in different real estate sectors.
Examples of the risks faced by real estate-related assets include: tenant vacancy rates, increased tenant turnover and tenant concentration;
general real estate headwinds, including delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); decreases in property values; increases in inflation, upkeep costs and other expenses; fluctuations in rents; and increased concentration in ownership of certain types of properties.
Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments. In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers' data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund's calculation of its NAV, and such NAV calculation issues may result in inaccurately calculated NAV, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.
Asset Allocation Risk
The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that
PIMCO may make less than optimal or poor asset allocation decisions, which could result in the Fund being underweight or overweight in sectors, asset classes, or geographies that perform differently than expected. PIMCO employs an active approach to allocation among multiple fixed income sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that
PIMCO will focus on an investment that performs poorly or
underperforms other investments under various market conditions. The
Fund could experience losses as a result of these allocation decisions, which could result in the Fund being underweight or overweight in sectors, asset classes, or geographies that perform differently than expected.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO will apply investment techniques and risk analysis and may, in some cases, use proprietary models that are developed and maintained by PIMCO in making investment
decisions for the Fund, or may determine that certain factors are more significant than others. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by
PIMCO will expose all material risks associated with an investment.
Additionally, PIMCO may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments, or may determine that certain factors are more significant than others.
Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or perceived conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments. In such circumstances, PIMCO may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund.
Additionally, legislative, regulatory or tax developments may adversely affect management of the Fund.
The Fund is also subject to the risk that deficiencies in the internal systems or controls of PIMCO or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value. Please refer to
“Portfolio Managers - Conflicts of Interest” in the SAI for further information. Additionally, actual or perceived conflicts of interest may affect the investment techniques available to PIMCO in connection with managing the Fund, may cause PIMCO to restrict or prohibit
participation in certain investments and may also adversely affect the ability of the Fund to achieve its investment objectives. There also can be no assurance that all of the personnel of PIMCO will continue to be associated with PIMCO for any length of time. The loss of the services of one or more key employees of PIMCO could have an adverse impact on the Fund’s ability to realize its investment objectives.
In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of its NAV, and such
NAV calculation issues may result in inaccurately calculated NAVs, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.
Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect one or more other issuers or securities markets as a whole. These risks can apply to the
Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
Interest Rate Risk
Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of changes, or the anticipation of changes, in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. For example, as nominal interest rates rise, the value of certain securities held by the Fund is likely to decrease. Interest rate changes can be sudden and unpredictable, and the Fund may experience losses as a result of movements in interest rates. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.
Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations.
Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics.
Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (
i.e.
, yield) movements. All
other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of eight years would generally be expected to decline by approximately 8% if interest rates rose by one percentage point.
Dividend-paying equity securities, particularly those whose market price is closely related to their yield, may be more sensitive to changes in interest rates. During periods of rising interest rates, the values of such securities may decline and may result in losses to the Fund. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.
A wide variety of factors can cause interest rates or yields of
U.S. Treasury securities (or yields of other types of bonds) to rise, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments.
Risks associated with changes in interest rates may be heightened under certain market conditions, such as during times when the Federal
Reserve raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the
Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the
Fund uses leverage or derivatives in connection with the management of the Fund, which would be magnified in the event that initial or variation margin is not provided by the counterparty to such transaction
(or not provided below a certain threshold amount).
Convexity is an additional measure used to understand a security's or
Fund's interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration and vice versa, meaning increased sensitivity in prices in response to changes in interest rates.
Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.
Credit Risk
The Fund could experience losses if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its financial obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are changing, notably when rates are rising. The downgrade of the credit rating of a security or of the issuer of a security held by the Fund may decrease its value.
Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund, which would be magnified in the event that initial or variation margin is not provided by the counterparty to such transaction (or not provided below a certain threshold amount). Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived
(whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality.
Credit risk includes credit spread risk, which is the risk that credit spreads (
i.e.
, the difference in yield between securities that is due to
differences in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default. Increasing credit spreads may reduce the market values of the
Fund’s investments. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities. Further, credit spread duration
(a measure of credit spread risk) can vary significantly from interest rate duration (
e.g.
, for floating rate debt securities, credit spread duration
typically will be higher than interest rate duration). The Fund may add credit spread duration to its portfolio, for example through the use of derivatives (
e.g.
, credit default swaps), even while it has lower interest
rate duration. The credit spread duration of the Fund’s portfolio may vary, in some cases significantly, from its interest rate duration. All descriptions of duration in this prospectus refer to interest rate duration unless otherwise noted.
Mortgage-Related and Other Asset-Backed Instruments Risk
The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by
non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages, including REMICs, which could include Re-REMICs, mortgage pass-through securities, inverse floaters,
CMOs, CLOs, multi-class pass-through securities, private mortgage pass-through securities, stripped mortgage securities (generally interest-only and principal-only securities), mortgage-related asset backed securities and mortgage-related loans (including through participations, assignments, originations and whole loans), including commercial and residential mortgage loans. Exposures to
mortgage-related assets through derivatives or other financial instruments will be considered investments in mortgage-related assets.
The Fund may also invest in other types of asset-backed securities
(“ABS”), including CDOs, CBOs and CLOs and other similarly structured securities.
Mortgage-related and other asset-backed instruments represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.
Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. Compared to other fixed income investments with similar maturity and credit, mortgage-related securities may increase in value to a lesser extent when interest rates decline and may decline in value to a similar or greater extent when interest rates rise. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to experience losses.
This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the
Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. In addition, the creditworthiness, servicing practices, and financial viability of the servicers of the underlying mortgage pools present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying the mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations. Additionally, both mortgage-related securities and asset-backed securities are subject to risks associated with fraud or negligence by, or defalcation of, their servicers. These securities are also subject to the risks of the underlying loans. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (
e.g.
, failure to
properly document a security interest in the underlying collateral) may affect the rights of security holders in and to the underlying collateral. In addition, the underlying loans may have been extended pursuant to inappropriate underwriting guidelines, to no underwriting guidelines at all, or to fraudulent origination practices. The owner of a
mortgage-backed security’s ability to recover against the sponsor, servicer or originator is uncertain and is often limited. The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and
asset-backed instruments may not have the benefit of any security interest in the related assets.
Subordinate mortgage-backed or asset-backed instruments are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payments on subordinate mortgage-backed or asset-backed instruments will not be fully paid.
There are multiple tranches of mortgage-backed and asset-backed instruments, offering investors various maturity and credit risk characteristics. For example, tranches may be categorized as senior, mezzanine, and subordinated/equity or “first loss.” The most senior tranche of a mortgage-backed or asset-backed instrument generally has the greatest collateralization and generally pays the lowest interest rate.
If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches generally take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches.
Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (
i.e.
, the ”equity“ or ”residual“
tranche) generally specifically receives the residual interest payments
(
i.e.
, money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund may also invest in the residual or equity tranches of mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed
instruments and interest-only mortgage-backed or asset-backed instruments. The Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.
The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain of the
Fund's mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
With respect to risk retention tranches (
i.e.
, eligible residual interests
initially held by the sponsors of CMBS and other eligible securitizations pursuant to the U.S. Risk Retention Rules), a third-party purchaser, such as the Fund, must hold its retained interest, unhedged, for at least five years following the closing of the CMBS transaction, after which it is entitled to transfer its interest in the securitization to another person that meets the requirements for a third-party purchaser. Even after the required holding period has expired, due to the generally illiquid nature of such investments, no assurance can be given as to what, if any, exit strategies will ultimately be available for any given position.
In addition, there is limited guidance on the application of the final
U.S. Risk Retention Rules to specific securitization structures. There can be no assurance that the applicable federal agencies charged with the implementation of the final U.S. Risk Retention Rules (
e.g.
, the FDIC, the
Comptroller of the Currency, the Federal Reserve Board, the SEC, the
Department of Housing and Urban Development, and the Federal
Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the final U.S. Risk Retention Rules will not change.
Furthermore, in situations where the Fund invests in risk retention tranches of securitizations structured by third parties, the Fund may be required to execute one or more letters or other agreements, the exact form and nature of which will vary (each, a “Risk Retention
Agreement”) under which it will make certain undertakings designed to ensure such securitization complies with the U.S. Risk Retention Rules.
Such Risk Retention Agreements may include a variety of
representations, warranties, covenants and other indemnities, each of which may run to various transaction parties. If the Fund breaches any undertakings in any Risk Retention Agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach, which could be significant and exceed the value of the Fund’s investments. Direct investments in mortgages and other types of collateral are subject to risks similar (and in some cases to a greater degree) to those described above.
Mortgage-Related Derivative Instruments Risk
The Fund may engage in derivative transactions related to
mortgage-backed securities, including purchasing and selling exchange-listed and OTC put and call options, futures and forwards on mortgages and mortgage-backed securities. The Fund may also invest in mortgage-backed securities credit default swaps, which include swaps the reference obligation for which is a mortgage-backed security or related index, such as the CMBX Index (a tradeable index referencing a basket of commercial mortgage-backed securities) or the ABX (a tradeable index referencing a basket of sub-prime mortgage-backed securities). The Fund may invest in newly developed mortgage related derivatives that may hereafter become available.
Derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative instruments may be leveraged such that their exposure (
i.e.
, price
sensitivity) to interest rate and/or prepayment risk is magnified.
Mortgage-related derivative instruments involve risks associated with mortgage-related and other asset-backed instruments, privately-issued mortgage-related securities, the mortgage market, the real estate industry, derivatives and credit default swaps. See “Mortgage-Related and Other Asset-Backed Instruments Risk,” “Privately-Issued
Mortgage-Related Securities Risk,” “Derivatives Risk,” and “Credit
Default Swaps Risk.”
Privately-Issued Mortgage-Related Securities Risk
There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Additionally, privately-issued mortgage-related securities, such as privately-held or non-traded REITs, may bear higher fees than publicly-traded REITs. Privately-held REITs generally are exempt from registration under the Securities Act and, as such, are not subject to the same disclosure requirements as REITs registered under the Securities
Act, which may make privately-held REITs more difficult to evaluate from an investment perspective.
High Yield Securities Risk
To the extent that the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), the Fund may be subject to greater levels of market risk, credit risk, call risk and liquidity risk than funds that do not invest in such securities, which could have a negative effect on the
NAV and market price of the Fund’s Common Shares or Common Share dividends. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly leveraged or indebted than other companies, or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. These securities are considered predominantly speculative by rating agencies with respect to an issuer’s continuing ability to make principal and interest payments, and their value may be more volatile than other types of securities. An economic downturn or individual issuer developments could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities at an advantageous time or price. An economic downturn could also lead to a higher non-payment rate and, a high yield security may lose significant market value before a default occurs. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities.
Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities. A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
In general, lower rated debt securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative effect on the Fund. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default and their prices are generally more volatile and sensitive to actual or perceived negative developments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The Fund may purchase stressed or distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
An economic downturn could severely affect the ability of issuers
(particularly those that are highly leveraged) to service or repay their debt obligations. Lower-rated securities are generally less liquid than higher-rated securities, which may have an adverse effect on the Fund’s ability to dispose of them. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), high yield securities are particularly susceptible to credit and default risk as delinquencies and losses could increase, and such increases could be sudden and significant. An economic downturn or individual issuer developments could adversely affect the market for these investments and reduce a Fund's ability to sell these investments at an
advantageous time or price. These types of developments could cause high yield securities to lose significant market value, including before a default occurs only at prices lower than if such securities were widely traded. In the event of default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer. To the extent the Fund focuses on below investment grade debt
obligations, PIMCO's capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that PIMCO will be successful in this regard. Due to the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, PIMCO may consider factors including, but not limited to, PIMCO's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities. See “The
Fund's Investment Objectives and Strategies-Portfolio Contents-High
Yield Securities” for additional information.
Municipal Bond Risk
Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds, particularly below investment grade bonds in which the Fund may invest, also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.
The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact
Municipal Bonds. Laws, referenda, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. The differences in priorities, perspectives and economic interests of bondholders and taxpayers or users of facilities financed by municipal bonds may affect the remedies available to the Fund in the event of a default. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's municipal bonds in the same manner. The Fund will be particularly subject to these risks to the extent that it focuses its investments in municipal bonds in a particular state or geographic region. Municipal securities may also have exposure to potential risks resulting from climate change and environmental events, including extreme weather, flooding, fires and other natural disasters. Climate risks, if materialized, can adversely impact a municipal issuer's financial plans in current or future years or may impair a funding source for municipal issuer's revenue bonds. As a result, the impact of climate risks could adversely impact the value of the Fund's municipal securities investments.
The Fund may invest in trust certificates issued in tender option bond programs. In these programs, a trust typically issues two classes of certificates and uses the proceeds to purchase municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates.
There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.
Certain tender option bonds may be less liquid or may become less liquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. The Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Fund’s control, which could require the Fund to dispose of portfolio investments at inopportune times and prices. The Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk. The use of tender option bonds will impact the Fund's duration and cause the Fund to be subject to increased duration and interest rate risk.
The Fund may invest in revenue bonds, which are typically issued to fund a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; and hospitals. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source or annual revenues, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.
The Fund may invest in participations in lease obligations or installment purchase contract obligations of municipal authorities or entities.
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for,appropriate and make the payments due under the municipal lease obligation. However, certain municipal lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a
“non-appropriation” lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult.
Municipal securities are also subject to interest rate, credit, and liquidity risk.
Interest rate risk.
The value of municipal securities, similar to other
fixed income securities, will likely drop as interest rates rise in the general market. Conversely, when rates decline, bond prices generally rise.
Credit risk.
The risk that a borrower may be unable to make interest
or principal payments when they are due. Funds that invest in municipal securities rely on the ability of the issuer to service its debt. This subjects the Fund to credit risk in that the municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its financial obligations. Municipal issuers with significant debt service requirements, in the near-to mid-term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. To the extent the Fund invests in lower quality or high yield municipal securities, it may be more sensitive to the adverse credit events in the municipal market. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issues.
Liquidity Risk.
The risk that investors may have difficulty finding a
buyer when they seek to sell, and therefore, may be forced to sell at a discount to the market value. Liquidity may sometimes be impaired in the municipal market and because the Fund primarily invests in municipal securities, it may find it difficult to purchase or sell such securities at opportune times. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to a variety of factors, including overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity also may be caused by a rise in interest rates
(or the expectation of a rise in interest rates). Liquidity can be impaired due to interest rate concerns, credit events, or general supply and demand imbalances. Depending on the particular issuer and current economic conditions, municipal securities could be deemed more volatile investments.
In addition to general municipal market risks, different municipal sectors may face different risks. For instance, general obligation bonds are secured by the full faith, credit, and taxing power of the municipality issuing the obligation. As such, timely payment depends on the municipality's ability to raise tax revenue and maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities.
Revenue bonds are secured by special tax revenues or other revenue sources. If the specified revenues do not materialize, then the bonds may not be repaid.
Private activity bonds are yet another type of municipal security.
Municipalities use private activity bonds to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefiting from the development, which means that the holder of the bond is exposed to the risk that the private issuer may default on the bond.
Moral obligation bonds are usually issued by special purpose public entities. If the public entity defaults, repayment becomes a “moral obligation” instead of a legal one. The lack of a legally enforceable right to payment in the event of default poses a special risk for a holder of the bond because it has little or no ability to seek recourse in the event of default.
In addition, a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors relative to taxable income. Lower income tax rates potentially reduce the advantage of owning municipal securities.
Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the m
ark
et.
Municipal notes are similar to general municipal debt obligations, but they generally possess shorter terms. Municipal notes can be used to provide interim financing and may not be repaid if anticipated revenues are not realized.
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers involve substantial risks, including the risk of default. Distressed securities generally trade significantly below “par” or full value because investments in such securities and debt of distressed issuers or issuers in default are considered speculative and involve substantial risks in addition to the risks of investing in high-yield bonds. Such investments may be in default at the time of investment. In addition, these securities may fluctuate more in price, and are typically less liquid. The Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. In any such proceeding relating to a defaulted obligation, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. Moreover, any securities received by the Fund upon completion of a workout or bankruptcy proceeding may be less liquid, speculative or restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of
reorganization with respect to the securities of a distressed issuer, the
Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.
Also among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. PIMCO's judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.
Inflation-Indexed Security Risk
Inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (
e.g.
, real interest rates). In general, the value of an
inflation-indexed security, including Treasury Inflation-Protected
Securities (“TIPS”), tends to decrease when real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used (
i.e.,
the Consumer Price Index (“CPI”)), which is
calculated and published by a third party, will accurately measure the real rate of inflation in the prices of goods and services. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in the calendar year. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. Additionally, a CPI swap can potentially lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (fixed breakeven rate) that the investor agrees to pay at the initiation of the swap. With municipal inflation-indexed securities, the inflation adjustment is integrated into the coupon payment, which is federally tax-exempt (and may be state tax-exempt). For municipal inflation-indexed securities, there is no adjustment to the principal value. Because municipal inflation-indexed securities are a small component of the municipal bond market, they may be less liquid than conventional municipal bonds.
Debt Securities Risk
Debt securities are generally subject to the risks described below and further herein:
Issuer risk.

The value of debt securities may decline for a number of
reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. A change in the financial condition of a single issuer may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
Interest rate risk.

The market value of debt securities changes in
response to interest rate changes and other factors. Interest rate risk is the risk that prices of debt securities will increase as interest rates fall and decrease as interest rates rise, which would be reflected in the
Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund’s management. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.
Prepayment risk.

During periods of declining interest rates, borrowers
may prepay principal. This may force the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions.
Credit risk.

Credit risk is the risk that one or more debt securities in
the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates.
Reinvestment risk.

Reinvestment risk is the risk that income from the
Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate.
Duration and maturity risk.

The Fund may seek to adjust the
duration or maturity of its investments in debt securities based on its assessment of current and projected market conditions. The Fund may incur costs in seeking to adjust the average duration or maturity of its portfolio of debt securities. There can be no assurances that the Fund’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful.
In addition, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity and value of U.S. Government and other securities and ultimately the Fund.
Sovereign Debt Risk
In addition to the other risks applicable to debt investments, sovereign debt (debt issued by a foreign government) may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion. A sovereign entity’s failure to make timely payments on its debt can result from many factors, including, without limitation, insufficient foreign (non-U.S.) currency reserves or an inability to sufficiently manage fluctuations in relative currency valuations, an inability or unwillingness to satisfy the demands of creditors and/or relevant supranational entities regarding debt service or economic reforms, the size of the debt burden relative to economic output and tax revenues, cash flow difficulties, and other political and social considerations. The risk of loss to the Fund in the event of a sovereign debt default or other adverse credit event is heightened by the unlikelihood of any formal recourse or means to enforce its rights as a holder of the sovereign debt. In addition, sovereign debt restructurings, which may be shaped by entities and factors beyond the Fund’s control, may result in a loss in value of the Fund’s sovereign debt holdings.
Senior Debt Risk
The Fund will be subject to greater levels of credit risk than funds that do not invest in below investment grade senior debt. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities or instruments. Additionally, if the issuer of senior debt prepays, the Fund will have to consider reinvesting the proceeds in other senior debt or similar instruments that may pay lower interest rates.
Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities
Risk
The market prices of zero-coupon, step-ups and payment-in-kind securities are generally more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon securities bear no interest, their prices are especially volatile, and because zero-coupon bondholders do not receive interest payments, the prices of zero-coupon securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. The market for zero-coupon and
payment-in-kind securities may suffer decreased liquidity. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
Further, to maintain its qualification for treatment as a RIC and to avoid
Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind interest.
Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities. Zero coupon bonds, step-ups and payment-in-kind securities allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, the Fund may sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders.
Loans and Other Indebtedness; Loan Acquisitions,
Participations and Assignments Risk
Loan interests may take the form of direct interests acquired during a primary distribution or other purchase of a loan, or assignments of, novations of or participations in all or a portion of a loan acquired in secondary markets. In addition to credit risk and interest rate risk, the
Fund's exposure to loan interests may be subject to additional risks. For example, purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the value of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal if the Fund is able to access and monetize the collateral. However, the collateral underlying a loan, if any, may be unavailable or insufficient to satisfy a borrower’s obligation. If the Fund becomes owner, whole or in part, of any collateral after a loan is foreclosed, the Fund may incur costs associated with owning and/or monetizing its ownership of the collateral.
During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), delinquencies and losses generally increase, sometimes dramatically, with respect to obligations under such loans. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn could also lead to a higher non-payment rate and, a loan may lose significant market value before a default occurs.
Investments in loans through a purchase of a loan or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral.
Moreover, the purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The Fund may also invest in loans that are not secured by collateral which typically present greater risks than collateralized loans.
In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights
of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled or extended the time for payment. A court could subordinate the Fund's rights to the rights of other creditors of the borrower under applicable law. Various laws enacted for the protection of borrowers may apply to loans, and a bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect principal and interest payments on such loans. Certain loan participations may be structured in a manner designed to prevent purchasers of participations from being subject to the credit risk of the lender, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired.
The Fund may have difficulty disposing of loans and loan participations.
Because there may not be a liquid market for many such investments, the Fund anticipates that such investments could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Investments in loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans may include acquisitions of, or participation in, delayed draw and delayed funding loans and revolving credit facilities.
These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
Delayed draw and delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Further, the Fund may need to hold liquid assets in order to provide funding for these types of commitments, meaning the Fund may not be able to invest in other attractive investments, or the Fund may need to liquidate existing assets in order to provide such funding. More generally, sales of the Fund's portfolio holdings may result in short-term capital gains (which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net of long-term capital losses), potentially subjecting shareholders of the Fund to adverse tax consequences.
The Fund may invest in loans used to finance the cost of construction, acquisition, development, and/ or rehabilitation of a property including, but not limited to, development of single-family for-sale homes, multi-family rentals and/or commercial facilities. Such construction lending may expose the Fund to increased risk of non-payment and loss because the loan is not backed by a finished project. Such risk may depend on the nature of the construction and the relevant counterparty or counterparties, which may include, but not be limited to, homebuilders, private developers and/or entities with limited capital.
Repayment of these types of loans may depend on the borrower’s ability to secure permanent “take-out” financing, which requires the successful completion of the project, or operation of the property with an income stream sufficient to meet operating and loan expenses. In addition, these types of loans are subject to the risk of errors in estimations of the property’s value at completion of construction and the estimated cost of construction, as well as the risk that the projects may not be completed and have limited liquidity.
To the extent the Fund invests in loans, including, but not limited to, bank loans, non-syndicated loans, the residual or equity tranches of mortgage-related and other asset-backed securities, which may be referred to as subordinate mortgage-backed or asset-backed securities and interest-only mortgage-backed or asset-backed securities, and other investments, the Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under federal securities laws and liquidity risk.
These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The
Fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the Fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the Fund may incur such costs in connection with loan transactions that are pursued by the Fund but not ultimately consummated (so-called
“broken deal costs”).
Restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads, among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the loans and/or may result in the Fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the Fund. Some loans may have extended trade settlement periods, including settlement periods of greater than seven days, which may result in cash not being
immediately available to the Fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of such risks involved in investing in loans, an investment in the Fund should be considered speculative.
The Fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated and unsecured loans generally have greater price volatility than secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in subordinated or unsecured loans, which would create greater credit risk exposure for the holders of such loans. Subordinate and unsecured loans share the same risks as other below investment grade securities.
There may be less readily available information about most loans and the underlying borrowers than is the case for many other types of securities. Loans may be issued by borrowers that are not subject to SEC reporting requirements and therefore may not be required to file reports with the SEC or may file reports that are not required to comply with
SEC form requirements. In addition, such borrowers may be subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Because there is limited public information available regarding loan investments, the
Fund is particularly dependent on the analytical abilities of the Fund’s
Investment Manager.
Economic exposure to loan interests through the use of derivative transactions may involve greater risks than if the Fund had invested in the loan interest directly during a primary distribution, through assignments of, novations of or participations in a loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.
“Covenant-lite” Obligations Risk
Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. Covenant-lite loans carry a risk that the borrower could transfer or encumber its assets, which could reduce the amount of assets that can be used to satisfy debts and result in losses for debtholders. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
Subprime Risk
Loans, and debt instruments collateralized by loans, acquired by the
Fund may be subprime in quality, or may become subprime in quality.
Although there is no specific legal or market definition of “subprime,”
subprime loans are generally understood to refer to loans made to borrowers that display poor credit histories and other characteristics that correlate with a higher default risk. Accordingly, subprime loans, and debt instruments secured by such loans, have speculative characteristics and are subject to heightened risks, including the risk of nonpayment of interest or repayment of principal, and the risks associated with investments in high yield securities. In addition, these instruments could be subject to increased regulatory scrutiny. The Fund is not restricted by any particular borrower credit risk criteria and/or qualifications when acquiring loans or debt instruments collateralized by loans.
Reinvestment Risk
Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate.
For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the Investment Manager believes the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and the market price, NAV and/or overall return of the Common Shares.
Call Risk
Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (
e.g.
, declining interest rates, changes in credit spreads and
improvements in the issuer’s credit quality), and changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. If an issuer calls a security in which the
Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Foreign (Non-U.S.) Investment Risk
Foreign (non-U.S.) securities may experience more rapid and extreme changes in value than securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign (non-U.S.) securities are usually not subject to the same degree of regulation as U.S. issuers. Financial reporting, legal, corporate governance, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Foreign (non-U.S.) market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities. Investments in foreign
(non-U.S.) markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign (non-U.S.) investing in their capital markets or in certain sectors or industries. In addition, a foreign
(non-U.S.) government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.
Certain foreign (non-U.S.) investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. A reduction in trading in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners may have an adverse impact on the Fund's investments.
Also, nationalization, expropriation or confiscatory taxation, unstable governments, decreased market liquidity, currency blockage, market disruptions, political changes, security suspensions or diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments in a foreign (non-U.S.) country and may render holdings in that foreign (non-U.S.) country illiquid or even worthless. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign (non-U.S.) securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting securities transactions, restricting dealings with entities that are critical to the infrastructure of securities and related transactions in specific jurisdictions, restricting transactions in specified sectors of certain countries, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of affected securities, downgrades in the credit ratings of affected or related securities, currency devaluation or volatility, and increased market volatility and disruption in the securities or sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities, receiving interest or principal payments due on the securities, significantly delay or prevent securities transactions, and adversely impact the Fund's liquidity and performance and/or prevent the liquidation of a portfolio holding sanctioned securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or in securities denominated in a particular foreign
(non-U.S.) currency, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign (non-U.S.) investments. Additionally, events and evolving conditions in certain markets or regions may alter the risk profile of investments tied to those markets or regions. This may cause investments tied to such markets or regions to become riskier or more volatile, even when investments in such markets or regions were perceived as comparatively stable historically. Foreign (non-U.S.)
securities may also be less liquid (particularly during market closures due to local market holidays or other reasons) and more difficult to value than securities of U.S. issuers.
Investments in Russia.
The Fund may invest in securities and
instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short -term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls, and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (
e.g.
, Belarus). Such sanctions and other
similar measures - which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, defense, architecture, engineering, construction, manufacturing and transportation, among others - and Russia's countermeasures may negatively impact the
Fund's performance and/or ability to achieve its investment objectives.
For example, certain investments may be prohibited and/or existing investments may become illiquid (
e.g.
, in the event that transacting in
certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by the Fund unmarketable for an indefinite period of time and/or cause the Fund to sell other portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund no longer seeks to hold. In addition, such sanctions or other similar measures, and the Russian government's response, could result in a downgrade of Russia's credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia's currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by
Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia's economy and
Russian and other issuers of securities in which the Fund is invested.
Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export and import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government's response.
The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (”NSD“), a
recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions by the European
Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars.
Moreover, changes in Russian laws and regulations could require the transfer of securities from the NSD to registrars or other parties outside of standard custodial arrangements. In such cases, the risk is increased that the Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the
Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in
Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit the Fund's ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.
Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients.
Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals and timber account for a significant portion of Russia's exports, leaving the country vul
nerabl
e to swings in
world prices and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.
Emerging Markets Risk
Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in securities of issuers based in or doing business in emerging market countries or invests in securities denominated in the currencies of emerging market countries. Investing in securities of issuers based in or doing business in emerging markets entails all of the risks of investing in foreign securities noted above, but to a heightened degree.
Investments in emerging market countries pose a greater degree of systemic risk (
i.e.
, the risk of a cascading collapse of multiple institutions
within a country, and even multiple national economies). The inter-relatedness of economic and financial institutions within and among emerging market economies has deepened over the years, with the effect that institutional failures and/or economic difficulties that are of initially limited scope may spread throughout a country, a region or all or most emerging market countries. This may undermine any attempt by the Fund to reduce risk through geographic diversification of its portfolio.
There is a heightened possibility of imposition of withholding or other taxes on interest or dividend income or capital gains generated from emerging market securities. Governments of emerging market countries may engage in confiscatory taxation or expropriation of income and/or assets to raise revenues or to pursue a domestic political agenda. In the past, emerging market countries have nationalized assets, companies and even entire sectors, including the assets of foreign investors, with inadequate or no compensation to the prior owners. There can be no assurance that the Fund will not suffer a loss of any or all of its investments, or interest or dividends thereon, due to adverse fiscal or other policy changes in emerging market countries.
There is also a greater risk that an emerging market government may take action that impedes or prevents the Fund from taking income and/or capital gains earned in the local currency and converting into
U.S. dollars (
i.e.
, “repatriating” local currency investments or profits).
Certain emerging market countries have sought to maintain foreign exchange reserves and/or address the economic volatility and dislocations caused by the large international capital flows by controlling or restricting the conversion of the local currency into other currencies. This risk tends to become more acute when economic conditions otherwise worsen. There can be no assurance that if the Fund earns income or capital gains in an emerging market currency or PIMCO otherwise seeks to withdraw the Fund’s investments from a given emerging market country, capital controls imposed by such country will not prevent, or cause significant expense, or delay in, doing so.
Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain emerging market countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain. In addition, it may be impossible to seek legal redress against an issuer that is a sovereign state.
Emerging market countries typically have less established regulatory, disclosure, legal, accounting, recordkeeping and financial reporting systems than those in more developed markets, which may increase the potential for market manipulation or reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions, or obtain information needed to pursue or enforce such judgments, against such issuers. In addition, foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may decrease the liquidity and value of the securities. The Fund may also be subject to emerging markets risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities.
Other heightened risks associated with emerging markets investments include without limitation, (i) risks due to less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including sanctions and restrictions on investing in issuers or industries deemed sensitive to relevant national interests and requirements that government approval be obtained prior to investment by foreign persons; (iv) certain national policies that may restrict the Fund’s repatriation of investment income, capital or the proceeds of sales of securities, including temporary restrictions on foreign capital remittances; (v) the lack of uniform accounting and auditing standards and/or standards that may be significantly different from the standards required in the United States; (vi) less publicly available financial and other information regarding issuers; (vii)
potential difficulties in enforcing contractual obligations; and (viii)
higher rates of inflation, higher interest rates and other economic concerns. Countries with emerging securities markets may additionally experience problems with share registration, settlement and custody, which may result in losses to the Fund. The Fund may invest to a substantial extent in emerging market securities that are denominated in local currencies, subjecting the Fund to a greater degree of foreign currency risk. Also, investing in emerging market countries may entail purchases of securities of issuers that are insolvent, bankrupt or otherwise of questionable ability to satisfy their payment obligations as they become due, subjecting the Fund to a greater amount of credit risk and/or high yield risk. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.
Currency Risk
Currency risk may be particularly high because the Fund may, at times or in general, have substantial exposure to emerging market currencies, and engage in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political, headline, reputational and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.
Investments denominated in foreign (non-U.S.) currencies or that trade in and receive revenues in, foreign (non-U.S.) currencies, derivatives or other instruments that provide exposure to foreign (non-U.S.)
currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest or inflation rates, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the United States or abroad.
As a result, the Fund’s investments in or exposure to foreign (non-U.S.)
currencies and/or foreign (non-U.S.) currency-denominated securities may reduce the returns of the Fund. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign
(non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries. Devaluation of a currency by a country's government or banking authority can
significantly impact the value of any investments denominated in that currency. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions made to Common Shareholders. There is no assurance that a hedging strategy, if used, will be successful. The Fund may also be adversely impacted by expenses incurred by converting between currencies to purchase and sell securities not valued in the U.S. dollar, as well as by currency restrictions, exchange control regulation, or governmental restrictions that limit or otherwise delay the Fund’s ability to convert currencies.
Moreover, currency hedging techniques may be unavailable with respect to emerging market currencies. As a result, the Fund’s investments in or exposure to foreign (non-U.S.) currencies and/or foreign (non-U.S.)
currency-denominated, and especially emerging market-currency denominated, securities may reduce the returns of the Fund.
The local emerging market currencies in which the Fund may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries. Some of the local currencies in which the Fund may invest are neither freely convertible into one of the major currencies nor internationally traded. The local currencies may be convertible into other currencies only inside the relevant emerging market where the limited availability of such other currencies may tend to inflate their values relative to the local currency in question. Such internal exchange markets can therefore be said to be neither liquid nor competitive. In addition, many of the currencies of emerging market countries in which the Fund may invest have experienced steady devaluation relative to freely convertible currencies.
Continuing uncertainty as to the status of the euro and the European
Monetary Union (“EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU-related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
There can be no assurance that if the Fund earns income or capital gains in a non-U.S. country or PIMCO otherwise seeks to withdraw the Fund’s investments from a given country, capital controls imposed by such country will not prevent, or cause significant expense in, doing so.
U.S. Government Securities Risk
Certain U.S. government securities, such as U.S. Treasury bills, notes, bonds, and mortgage-related securities guaranteed by the Government
National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal
Home Loan Banks (“FHLBs”) or the Federal Home Loan Mortgage
Corporation (“FHLMC”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal
National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency, instrumentality or corporation. U.S. government securities are subject to market risk, interest rate risk and credit risk. Although legislation has been enacted to support certain government sponsored entities, including the FHLBs, FHLMC and FNMA, there is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the government sponsored entities and the values of their related securities or obligations. In addition, certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. Yields available from U.S. government debt securities are generally lower than the yields available from such other securities. The values of U.S. government securities change as interest rates fluctuate.
Periodically, uncertainty regarding the status of negotiations in the
U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain
U.S. government securities, cause the credit rating of the
U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of
U.S. Treasury and other securities, and/or increase the costs of various kinds of debt. If a government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity will be adversely impacted.
Convertible Securities Risk
Convertible securities are fixed income securities, preferred securities or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. The market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. Certain types of convertible securities may decline in value or lose their value entirely in the event the issuer’s financial condition becomes significantly impaired.
As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its other debt obligations. Convertible securities are often rated below investment grade or not rated.
Synthetic Convertible Securities Risk
Synthetic convertible securities involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (
i.e.
, an income-producing component and a right to
acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible securities are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
Contingent Convertible Securities Risk
CoCos have no stated maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into equity or have their principal written down
(including potentially to zero) upon the occurrence of certain triggering events (“triggers”) linked to regulatory capital thresholds or regulatory actions relating to the issuer’s continued viability. As a result, an investment by the Fund in CoCos is subject to the risk that coupon (
i.e.
,
interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses and the risk of total loss. If such an event occurs, an investor may not have any rights to repayment of the principal amount of the securities. Additionally, an investor may not be able to collect interest payments or dividends on such securities. An investment by the Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up of an issuer prior to a trigger event, the Fund’s rights and claims will generally rank junior to the claims of holders of the issuer’s other debt obligations and CoCos may also be treated as junior to an issuer’s other obligations and securities. In addition, if CoCos held by the Fund are converted into the issuer’s underlying equity securities following a trigger event, the Fund’s holding may be further subordinated due to the conversion from a debt to equity instrument. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by the Fund in CoCos may result in losses to the Fund.
Valuation Risk
Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Real Estate Risk
To the extent that the Fund invests directly or indirectly in real estate investments, including investments in equity or debt securities issued by private and public REITs, real estate operating companies (“REOCs”), private or public real estate-related loans and real estate-linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These investments carry increased risks, which include, but are not limited to:
the burdens of ownership of real property; general and local economic conditions (such as an oversupply of space or a reduction in demand for space); fluctuations in the supply and demand for properties (including competition based on rental rates); energy and supply shortages;
fluctuations in average occupancy and room rates; the attractiveness, type and location of the properties and changes in the relative popularity of commercial properties as an investment; the financial condition and resources of tenants, buyers and sellers of properties;
increased mortgage defaults; the quality of maintenance, insurance and management services; changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable; changes in building, environmental and other laws and/or regulations (including those governing usage and
improvements), fiscal policies and zoning laws; changes in real property tax rates; changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable; changes in operating costs and expenses; energy and supply shortages; uninsured losses or delays from casualties or condemnation; negative developments in the economy that depress travel or leasing activity; environmental liabilities; contingent liabilities on disposition of assets; uninsured or uninsurable casualties; acts of
God, including earthquakes, hurricanes and other natural disasters;
social unrest and civil disturbances, epidemics, pandemics or other public crises; terrorist attacks and war; risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor-related factor; and other factors which are beyond the control of PIMCO and its affiliates.
In addition, the Fund’s investments will be subject to various risks which could cause fluctuations in occupancy, rental rates, operating income and expenses or which could render the sale or financing of its properties difficult or unattractive. For example, following the termination or expiration of a tenant’s lease, there may be a period of time before receiving rental payments under a replacement lease.
During that period, the Fund would continue to bear fixed expenses such as interest, real estate taxes, maintenance and other operating expenses. In addition, declining economic conditions may impair the ability to attract replacement tenants and achieve rental rates equal to or greater than the rents paid under previous leases. Increased competition for tenants may require capital improvements to properties which would not have otherwise been planned.
Ultimately, to the extent it is not possible to renew leases or re-let space as leases expire, decreased cash flow from tenants will result, which could adversely impact the Fund’s operating results.
Real estate values have historically been cyclical. As the general economy grows, demand for real estate increases and occupancies and rents may increase. As occupancies and rents increase, property values increase, and new development occurs. As development may occur, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies may incur large swings in their profits and the prices of their securities. Developments following the onset of COVID-19 have adversely impacted certain commercial real estate markets, causing the deferral of mortgage payments, renegotiated commercial mortgage loans, commercial real estate vacancies or outright mortgage defaults.
These developments accelerated macro trends such as work from home and online shopping which have negatively impacted (and may continue to negatively impact) certain industries, such as brick-and-mortar retail.
The total returns available from investments in real estate generally depend on the amount of income and capital appreciation generated by the related properties. The performance of real estate, and thereby the
Fund, will be reduced by any related expenses, such as expenses paid directly at the property level and other expenses that are capitalized or otherwise embedded into the cost basis of the real estate.
Separately, certain service providers to the Fund and/or its Subsidiaries, as applicable, with respect to its real estate or real estate-related investments may be owned by, employed by, or otherwise related to,
PIMCO, Allianz SE, their affiliates and/or their respective employees, consultants and other personnel. PIMCO may, in its sole discretion, determine to provide, or engage or recommend an affiliate of PIMCO to provide, certain services to the Fund, instead of engaging or recommending one or more third parties to provide such services.
Subject to the governance requirements of a particular fund and applicable law, PIMCO or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, PIMCO faces a conflict of interest when selecting or recommending service providers for the Fund. Fees paid to an affiliated service provider will be determined in PIMCO’s commercially reasonable discretion. Although PIMCO has adopted various policies and
procedures intended to mitigate or otherwise manage conflicts of interest with respect to affiliated service providers, there can be no guarantee that such policies and procedures (which may be modified or terminated at any time in PIMCO’s sole discretion) will be successful.
The Fund’s investments in real estate will potentially be limited by the
Fund’s intention to qualify as a RIC and will potentially limit the Fund’s ability to so qualify. Income and gains from direct investments in real estate do not constitute qualifying income to a RIC for purposes of the
90% gross income test described below. If the Fund's income or gain from a particular investment were determined to constitute
nonqualifying income, which in certain cases may be determined retroactively, and the Fund’s nonqualifying income from all sources were to exceed 10% of its gross income in any taxable year, or the Fund’s nonqualifying income in any taxable year otherwise exceeded 10% of its gross income, the Fund would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Fund level. See “Tax Risk” for additional details.
Leverage Risk
The Fund’s use of leverage (as described under ”Use of Leverage“ in the body of this prospectus) creates the opportunity for increased Common
Share net income, but also creates special risks for Common
Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the
Fund to greater risk and increased costs. The Fund’s assets attributable to leverage, if any, will be invested in accordance with the Fund’s investment objectives and policies. Interest expense payable by the Fund with respect to derivatives and other forms of leverage, and dividends payable with respect to preferred shares outstanding, if any, will generally be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest expenses and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common
Shareholders than if the Fund were not so leveraged. There can be no assurance these circumstances will occur. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the
Fund, thereby reducing return to Common Shareholders. When the Fund reduces or discontinues its use of leverage (“deleveraging”), it may be required to sell portfolio securities at inopportune times to repay leverage obligations, which could result in realized losses and a decrease in the Fund's net asset value. Deleveraging involves complex operational processes, including the coordination of asset sales, repayment of debt, and potential restructuring of the Fund's capital and may involve significant costs, including transaction costs associated with the sale of portfolio securities, prepayment penalties on borrowed funds, and, if applicable, fees related to the redemption of preferred shares. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate changes and other market risks.
The Fund may continue to use leverage even if available financing rates are higher than anticipated returns, including, for example, in cases where deleveraging, including any expenses related thereto, might be viewed as detrimental to the Fund’s portfolio. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the Common Shareholders (and not by preferred shareholders, if any)
and will reduce the investment return of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.
Leverage creates several major types of risks for Common Shareholders, including:
■
the likelihood of greater volatility of NAV and market price of
Common Shares, and of the investment return to Common
Shareholders, than a comparable portfolio without leverage;
■
the possibility either that Common Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on
Common Shares will fluctuate because such costs vary over time;
and
■
the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not
leveraged.
In addition, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have complete priority of payment over the Fund’s Common Shareholders.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund.
There is no assurance that reverse repurchase agreements can be successfully employed. Dollar roll/buybacks transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Successful use of dollar rolls/buybacks may depend upon the Investment
Manager’s ability to correctly predict interest rates and prepayments.
There is no assurance that dollar rolls/buybacks can be successfully employed. In connection with reverse repurchase agreements and dollar rolls/buybacks, the Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted.
The Fund may engage in total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common
Shareholders. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies. Any total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have seniority over the Fund’s Common
Shares.
Because the fees received by the Investment Manager may increase depending on the types of leverage utilized by the Fund, the Investment
Manager has a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment
Manager, on the one hand, and the Common Shareholders, on the other hand. To the extent that any Subsidiary of the Fund directly incurs leverage in the form of debt or preferred shares, the amount of such leverage used by the Fund and such Subsidiaries will be consolidated and treated as senior securities for purposes of complying with the
1940 Act’s limitations on leverage by the Fund.
Smaller Company Risk
The general risks associated with debt instruments or equity securities are particularly pronounced for securities issued by companies with small market capitalizations. Small capitalization companies involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Fund may have difficulty purchasing or selling securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies. Companies with
medium-sized market capitalizations may have risks similar to those of smaller companies.
Derivatives Risk
The Fund may, but is not required to, utilize a variety of derivative instruments (both long and short positions) for investment or risk management purposes. Additionally, the Fund may invest in futures and other derivatives that provide equity exposures, including for equitization and hedging purposes, using derivatives that provide exposure that is not identical to the instruments or markets in which the
Fund seeks to invest 80% of its assets. Derivatives or other similar instruments (referred to collectively as “derivatives”) are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. For example, the Fund may use derivative instruments for purposes of increasing liquidity, providing efficient portfolio management, broadening investment opportunities
(including taking short or negative positions), implementing a tax or cash management strategy, gaining exposure to a particular security or segment of the market, modifying the effective duration of the Fund's portfolio investments and/or enhancing total return. Investments in derivatives may take the form of buying and/or writing (selling)
derivatives, and/or the Fund may otherwise become an obligor under a derivatives transaction. These transactions may produce short-term capital gains in the form of premiums or other returns for the Fund
(which may support, constitute and/or increase the distributions paid by, or the yield of, the Fund) but create the risk of losses that can significantly exceed such current income or other returns. For example, the premium received for writing a call option may be dwarfed by the losses the Fund may incur if the call option is exercised, and derivative transactions where the Fund is an obligor can produce an up-front benefit, but the potential for leveraged losses. The distributions, or distribution rates, paid by the Fund should not be viewed as the total returns or overall performance of the Fund. These strategies may also produce adverse tax consequences (for example, the Fund’s income and gain-generating strategies may generate current income and gains, including short-term capital gains, taxable as ordinary income) and limit the Fund’s opportunity to profit or otherwise benefit from certain gains.
The Fund may enter into opposing derivative transactions, or otherwise take opposing positions. Such transactions can generate distributable gains (which, as noted elsewhere, may be taxed as ordinary income) and create the risk of losses and NAV declines.
The Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income, even if such strategies could potentially result in declines in the
Fund’s net asset value. The Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains, including short-term capital gains, taxable as ordinary income sufficient to support distributions, even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. securities markets or the Fund’s portfolio of investments, or arising from its use of derivatives. Consequently, Fund shareholders may receive distributions subject to tax at ordinary income rates at a time when their investment in the Fund has declined in value, which may be economically similar to a taxable return of capital.
The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives, which may increase market exposure and are subject to a number of risks including leverage risk, liquidity risk (which may be heightened for highly customized derivatives), interest rate risk, market risk, counterparty (including credit)
risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), management risk, risks arising from changes in applicable regulatory requirements, governmental risk, sanctions risk, risks arising from margin requirements and risks arising from mispricing or valuation complexity (including the risk of improper valuation), as well as the risks associated with the underlying asset, reference rate or index. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme
marke
t conditions. In addition, the use of derivatives may
cause the Fund’s investment returns to be impacted by the performance of assets the Fund does not own, potentially resulting in the Fund’s total investment exposure exceeding the value of its portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may utilize asset segregation and posting of collateral for risk management or other purposes. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the
Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. The Fund's use of derivatives may increase or accelerate the amount of taxes payable by Common Shareholders.
Non-centrally-cleared Over-the-counter (”OTC“) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse.
Derivatives that are cleared by a central clearing organization can still be subject to different risks, including the creditworthiness of the central clearing organization and its members.
In addition, derivatives that are traded on an exchange are subject to the risk that an exchange may limit the maximum daily price fluctuation of a derivative contract and restrict or suspend trading of a contract that has reached a limit. Such limit governs only price movements of a contract during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. A daily limit may be reached for several consecutive days with little or no trading.
Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments or other similar investments, it is important to consider that certain derivative transactions, absent a default or termination event, may only be modified or terminated by mutual consent of the Fund and its counterparty.
Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund's obligations or the Fund's exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund's hedging transactions will be effective. Derivatives used for hedging or risk management may not operate as intended and may expose the
Fund to additional risks. In such case, the Fund may experience losses.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the
Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.
The Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains).
Consequently, Common Shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund, at a time when their investment in the Fund has declined in value, which tax may be at ordinary income rates. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates), potentially subjecting shareholders of the Fund to adverse tax consequences. The tax treatment of certain derivatives in which the Fund invests may be unclear and thus subject to
recharacterization. Any recharacterization of payments made or received by the Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
More generally, sales of the Fund’s portfolio holdings may result in short-term capital gains (which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net of long-term capital losses), potentially subjecting shareholders of the Fund to adverse tax consequences.
Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund's hedging transactions will be effective.
Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. In addition, derivatives used for hedging may partially protect the Fund from the risks they were intended to hedge yet not fully mitigate the impact of such risks. The regulation of the derivatives markets has increased over time, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance and cause the
Fund to lose value.
Credit Default Swaps Risk
Credit default swap agreements may involve greater risks than if the
Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, the Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. The Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.
The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed.
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the
Fund or held by special purpose or structured vehicles in which the Fund invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. In the event that the Fund enters into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the
Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to any underlying security or asset. The
Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Counterparty credit risk also includes the related risk of having concentrated exposure to a single counterparty, which may increase potential losses if the counterparty were to become insolvent. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.
Repurchase Agreements Risk
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. Entering into repurchase agreements allows the Fund to earn a return on cash in the Fund's portfolio that would otherwise remain un-invested. Repurchase agreements may involve risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to sell the underlying securities and additional expenses in seeking to enforce the Fund's rights and recover any losses. Although the Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high quality collateral, some credit risk remains. The counterparty could default which may make it necessary for the Fund to incur expenses to liquidate the collateral. The security subject to a repurchase agreement may be or become illiquid. These events could also trigger adverse tax consequences for the Fund.
In December 2023, the U.S. Securities and Exchange Commission
adopted rule amendments that are expected to result in the Fund being required to clear all or substantially all of its repurchase agreements collateralized by U.S. Treasury securities as of June 30, 2027 where a direct participant in any covered clearing agency is the counterparty. The
Fund may incur costs in connection with entering into new agreements
(or amending existing agreements) with counterparties who are direct participants of a covered clearing agency and potentially other market participants and taking other actions to comply with the new requirements. In addition, upon the compliance date, the costs and benefits of entering into repurchase agreements collateralized by
U.S. Treasury securities to the Fund may be impacted as compared to such repurchase agreements prior to the compliance date.
Collateralized Bond Obligations, Collateralized Loan
Obligations and Collateralized Debt Obligations Risk
CBOs, CLOs and CDOs may charge management fees and
administrative expenses. For CBOs, CLOs and CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the equity tranche which generally bears losses in connection with the first defaults, if any, on the bonds or loans in the trust. A senior tranche from a CLO, CBO and CDO trust typically has higher credit ratings and lower yields than the underlying securities. CLO tranches, CBO, and CDO, even senior ones, can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO, CBO or other CDO securities. The risks of an investment in a CBO, CLO or other
CDO vary depending on the type of collateral securities and the class of the instrument in which the Fund invests, among other factors.
Normally, CLOs, CBOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. Investments in
CLOs, CBOs and CDOs may be or become illiquid. In addition to the normal risks associated with debt instruments (
e.g.
, interest rate risk
and credit risk), CLOs, CBOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.
Equity Securities and Related Market Risk
The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself. The values of equity securities may decline due to real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.
Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred securities, convertible securities and warrants. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.
Preferred Securities Risk
In addition to equity securities risk, credit risk and possibly high yield risk, investment in preferred securities involves certain other risks.
Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred security that is deferring its distribution, the Fund may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to
RICs and their shareholders under the Code and to avoid U.S. federal income and/or excise taxes at the Fund level, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash by the
Fund). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Insurance-Linked and Other Instruments Risk
The Fund may invest in insurance-linked instruments and similar investments (which may include, for example, exposure to reinsurance contracts (through sidecars or otherwise), event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans). The
Fund could lose a portion or all of the principal it has invested in these types of investments, and the right to additional interest and/or dividend payments with respect to the investments, upon the occurrence of one or more trigger events, as defined within the terms of an investment.
Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-linked instruments that are subject to “indemnity triggers.” An indemnity trigger is a mechanism where the payout to the investor is based on the actual losses incurred by the insurer and come into play when losses from a specified event exceed a designated level. Insurance-linked instruments subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-linked investments are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked instruments and similar investments carry significant risk. In addition to the specified trigger events, these types of investments may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund may also gain exposure to reinsurance contracts (through insurance-linked securities, sidecars or otherwise). This exposure may include “excess of loss” contracts, wherein liability arises only if and when losses exceed a specified amount, and proportional reinsurance, wherein a pro rata portion of the premiums and liabilities of the cedant associated with a specified business or a portfolio if insurance contracts are linked to the investment. Investments linked to reinsurance transactions may involve significant insurance brokerage fees, fronting fees and other transaction costs.
A series of major triggering events could cause the failure of a reinsurer.
Similarly, to the extent the Fund invests in reinsurance-related securities for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the reinsurance-related securities held by the
Fund may result in substantial losses to the Fund. In addition, unexpected events such as natural disasters or terrorist attacks could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements;
such changes could have a material adverse effect on the Fund. In addition, the litigation environment in catastrophe-exposed states or regions could impact the frequency and severity of insurance claims, and litigation costs could decrease the value of the Fund's investment in products linked to reinsurance contracts. In recent years, capital market participants have been increasingly active in the reinsurance market and markets for related risks. Increased competition could result in fewer submissions, lower premium rates and less favorable policy terms and conditions.
Certain insurance-linked instruments and similar investments may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked instruments and similar investments, which may make the risk assessment of them more difficult. These types of investments may be difficult to value.
The aforementioned instruments may include longevity and mortality investments, including indirect investment in pools of insurance-related longevity and mortality investments, including life insurance policies, annuity contracts and premium finance loans. Such investments are subject to “longevity risk” and/or “mortality risk.” Longevity risk is the risk that members of a reference population will live longer, on average, than anticipated. Mortality risk is the risk that members of a reference population will live shorter, on average, than anticipated. Changes in these rates can significantly affect the liabilities and cash needs of life insurers, annuity providers and pension funds. The terms of a longevity bond typically provide that the investor in the bond will receive less than the bond’s par amount at maturity if the actual average longevity (life span) of a specified population of people observed over a specified period of time (typically measured by a longevity index) is higher than a specified level. If longevity is higher than expected, the bond will return less than its par amount at maturity. A mortality bond, in contrast to a longevity bond, typically provides that the investor in the bond will receive less than the bond’s par amount at maturity if the mortality rate of a specified population of people observed over a specified period of time (typically measured by a mortality index) is higher than a specified level.
During their term, both longevity bonds and mortality bonds typically pay a floating rate of interest to investors. Longevity and mortality investments purchased by the Fund involve the risk of incorrectly predicting the actual level of longevity or mortality, as applicable, for the reference population of people. With respect to mortality investments held by the Fund, there is also the risk that an epidemic or other catastrophic event could strike the reference population, resulting in mortality rates exceeding expectations. The Fund may also gain this type of exposure through event-linked derivative instruments, such as swaps, that are contingent on or formulaically related to longevity or mortality risk.
Private Placements and Restricted Securities Risk
A private placement involves the sale of securities that have not been registered under the Securities Act or relevant provisions of applicable
non-U.S. law to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. See “Principal
Risks of the Fund – Liquidity Risk.” Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks. See “Principal Risks of the Fund – Valuation Risk.”
The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.
Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.
Securities Lending Risk
For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies—Loans of
Portfolio Securities” in the Statement of Additional Information for more details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan. Cash collateral received by the Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Fund bears the risk of such investments.
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from the
Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and
Common Shares.
Regulatory Changes Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the
Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Manager will continue to be eligible for such exemptions.
Moreover, government regulation may have unpredictable and
unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
While there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. Actions by governmental entities may also impact certain instruments in which the Fund invests and reduce market liquidity and resiliency.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements, and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
Regulatory Risk—Commodity Pool Operator
The CFTC has adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the CEA and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments.  The Investment
Manager is registered with the CFTC as a CPO. However, with respect to the Fund, the Investment Manager has claimed an exclusion from registration as a CPO pursuant to CFTC Rule 4.5. For the Investment
Manager to remain eligible for this exclusion, the Fund must comply with certain limitations, including limits on its ability to use any commodity interests and limits on the manner in which the Fund holds out its use of such commodity interests. These limitations may restrict the Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for the Fund, and/or adversely affect the Fund’s total return. To the extent the Investment Manager becomes ineligible for this exclusion from CFTC regulation, the Investment Manager may consider steps in order to continue to qualify for exemption from CFTC regulation, or may determine to operate the Fund subject to CFTC regulation.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale, capital controls, delays or limits on repatriation of local currency, or insolvency of local governments. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as during changes in interest rates, elevated volatility, market or geopolitical disruptions, economic uncertainty or public health crises. There can be no assurance that an investment that is deemed to be liquid when purchased will continue to be liquid while it is held by a fund and/or when a fund wishes to dispose of it. Bond markets have consistently grown over time while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace with the growth of bond markets and may remain constrained. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to
“make markets,” remain limited relative to the size of the market.
Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets, especially during periods of economic uncertainty or market stress. In such cases, the Fund, due to the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve securities of companies with smaller market capitalizations, foreign
(non-U.S.) securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.
Further fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers)
and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.
Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations.
The actions of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply.
Structured Investments Risk
Holders of structured products, including structured notes, credit-linked notes and other types of structured products, bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized.
While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indexes and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.
See ”Principal Risks of the Fund—Derivatives Risk.“
Tax Risk
The Fund has elected to be treated as a RIC under Subchapter M of the
Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are timely distributed (or deemed distributed, as described below) to shareholders. In order to qualify and be eligible for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for such year from certain types of qualifying income, and distribute to its shareholders at least 90% of its
“investment company taxable income” as that term is defined in the
Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) and net tax-exempt income, for such year.
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a RIC and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the
Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify or be eligible for for treatment as a
RIC. Income and gains from certain of the Fund's activities may not constitute qualifying income to a RIC for purposes of the 90% gross income test. If the Fund’s income or gain from a particular investment or activity were determined to constitute non
qualifyi
ng income, which in
certain cases may be determined retroactively, and the Fund's nonqualifying income from all sources were to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Fund level. See
“Taxation” in the Statement of Additional Information for additional details.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the
Fund's current or accumulated earnings and profits.
To the extent the Fund invests through one or more Subsidiaries, the
Fund may be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary, and the Fund may generally have to treat such income as ordinary income, regardless of the character of the
Subsidiary’s underlying income or gains. If a net loss is realized by a
Subsidiary, such loss is not generally available to offset the income earned by the Fund, and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.
Subsidiary Risk
To the extent the Fund invests through one or more of its wholly-owned
Subsidiaries, the Fund would be exposed to the risks associated with such Subsidiary’s investments. Such Subsidiaries would likely not be registered as investment companies under the 1940 Act and, except as noted in this prospectus, would not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund.
Portfolio Turnover Risk
The Investment Manager manages the Fund without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts and other derivative instruments may involve the payment of commissions to futures commission merchants or other intermediaries. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the
Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact the Fund’s after-tax returns. The realization of short-term capital gains may also cause adverse tax consequences for the Fund’s shareholders. See “Tax Matters.”
Operational Risk
An investment in the Fund, like any fund, can involve operational and technology risks arising from factors such as processing errors, communication errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, cybersecurity incidents, the potential use of artificial intelligence and machine learning (AI), changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. Operational and technology risks for the issuers could also result in material adverse consequences for such issuers and may cause the Fund's investments in such issuers to lose value. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
Other Investment Companies Risk
When investing in an investment company, the Fund will generally bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees and other expenses with respect to assets so invested. Common
Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage. Due to its own financial interest or other business considerations, the Investment Manager may choose to invest a portion of the Fund's assets in investment companies sponsored or managed by the Investment Manager or its related parties in lieu of investments by the Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or
managed by others. Participation in a cash sweep program where the
Fund's uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day subjects the Fund to the risks associated with the underlying money market funds or cash
management pooled investment vehicles, including liquidity risk.
Applicable law may limit the Fund's ability to invest in other investment companies. See “Principal Risks of the Fund-Leverage Risk.”
Privacy and Data Security Risk
The Gramm-Leach-Bliley Act (”GLBA“) and other laws limit the disclosure of certain non-public personal information about a consumer to non-affiliated third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated third parties.
Many states and a number of non-U.S. jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and SEC implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these
GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’
personal information securely and dispose of it properly.
The Fund generally does not intend to obtain or hold borrowers’
non-public personal information, and the Fund has implemented procedures reasonably designed to prevent the disclosure of borrowers’
non-public personal information to the Fund. However, service providers to the Fund or its Subsidiaries, including their custodians and the platforms acting as loan servicers for the Fund or its Subsidiaries, may obtain, hold or process such information. The Fund and entities that interact with the Fund, including service providers, custodians and platforms are susceptible to operational, information security and related cybersecurity risks. The Fund cannot guarantee the security of non-public personal information in the possession of such a service provider and cannot guarantee that service providers have been and will continue to comply with the GLBA, other data security and privacy laws and any other related regulatory requirements. Violations of the GLBA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.
Confidential Information Access Risk
In managing the Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public information
(“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. For example, an issuer of privately placed loans considered by the Fund may offer to provide PIMCO with financial information and related documentation regarding the issuer that is not publicly available. Pursuant to applicable policies and procedures,
PIMCO may (but is not required to) seek to avoid receipt of Confidential
Information about such issuers so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates. In such circumstances, the Fund (and other PIMCO clients) may be
disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells an investment. Further, PIMCO’s and the Fund’s abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain investments may be compromised if they are not privy to available Confidential Information. PIMCO may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.
Cyber Security Risk
As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund is potentially more susceptible to operational and information security risks resulting from breaches in cyber security, including:
processing and human errors, inadequate or failed internal or external processes, failures in system and technology, errors in algorithms used with respect to Fund operations and changes in personnel. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (
e.g.
, through “hacking” or malicious software coding), and
may come from multiple sources, including outside attacks such as denial-of-service attacks (
i.e.
, efforts to make network services
unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that renders systems inoperable until the ransom is paid, or insider actions (
e.g.
,
intentionally or unintentionally harmful acts of PIMCO personnel). In addition, cyber security breaches involving the Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. PIMCO’s use of cloud-based service providers could heighten or change these risks. In addition, work-from-home
arrangements by the Fund, the Investment Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the
Investment Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.
Cyber security failures or breaches may result in financial losses to the
Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the
Fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful.
There is also a risk that cyber security breaches may not be detected. The
Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.
Potential Conflicts of Interest Risk—Allocation of Investment
Opportunities
The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Investment Manager may provide investment
management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund.
Subject to the requirements of the 1940 Act, the Investment Manager intends to engage in such activities and may receive compensation from third parties for its services. The results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by the Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by the
Investment Manager or its affiliates, including proprietary accounts, achieve profits on their trading.
Market Disruptions Risk
The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, geopolitical disputes, terrorism, social or political unrest, recessions, supply chain disruptions, tariffs and other restrictions on trade, sanctions, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures, natural/environmental disasters, climate change and climate related events, responses to government actions or interventions (the threat or imposition of tariffs, trade restrictions, currency restrictions, or similar actions) which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to the
Fund’s investments or the Investment Manager’s operations and the value of an investment in the Fund, its distributions and its returns.
These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the
Fund’s service providers’ ability to fulfill their obligations to the Fund.
Furthermore, events involving limited liquidity, defaults,
non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.
Focused Investment Risk
To the extent that the Fund focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector, including (but not limited to): governmental regulation; inflation;
rising interest rates; cost increases in raw materials, fuel and other operating expenses; technological innovations that may render existing products and equipment obsolete; competition from new entrants; high research and development costs; increased costs associated with compliance with environmental or other governmental regulations; and
other economic, business or political developments specific to that sector. Furthermore, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to the types of developments described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.
Certain Affiliations
Certain broker-dealers may be considered to be affiliated persons of the
Fund and/or the Investment Manager due to their possible affiliations with Allianz SE, the ultimate parent of the Investment Manager, or another Allianz entity. Allianz Asset Management of America LP merged with Allianz Asset Management of America LLC (“Allianz Asset
Management”), with the latter being the surviving entity, effective
January 1, 2023. Following the merger, Allianz Asset Management is
PIMCO’s managing member and direct parent entity. Absent an
exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.
The 1940 Act imposes significant limits on co-investment with affiliates of the Fund. The Fund has received exemptive relief from the SEC that, to the extent the Fund relies on such relief, permits it to (among other things) co-invest alongside certain other persons in privately negotiated investments, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments imposes a number of conditions on any co-investments made in reliance on such relief that may limit or restrict the Fund’s ability to participate in an investment or require it to participate in an investment to a lesser extent, which could negatively impact the Fund’s ability to execute its desired investment strategy and its returns. Subject to applicable law, the Fund may also invest alongside other PIMCO managed funds and accounts, including private funds and affiliates of the Investment Manager, without relying on the exemptive relief. Pursuant to co-investment exemptive relief, to the extent the Fund relies on such relief, the Fund will be able to invest in opportunities in which PIMCO and/or its affiliates has an investment, and PIMCO and/or its affiliates will be able to invest in opportunities in which a fund has made an investment.
Anti-Takeover Provisions
The Fund’s Declaration and the Fund's Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. These provisions in the Declaration and the Fund's Bylaws could have the effect of depriving the Common Shareholders of opportunities to sell their
Common Shares at a premium over the then-current market price of the
Common Shares or at NAV.
Fund Distribution Rates
Although the Fund may seek to maintain level distributions, the Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. The Fund’s distributions may be comprised of a return of capital.
In general terms, a return of capital would occur where a Fund distribution (or portion thereof) represents a return of a portion of your investment, rather than net income or capital gains generated from your investment during a particular period. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future.
For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments.
Additionally, payments from certain instruments that may be held by the
Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.

Effects of Leverage [Text Block]
Use of Leverage
The Fund currently utilizes leverage principally through reverse repurchase agreements, and may also obtain additional leverage through dollar rolls/buybacks or borrowings, such as through bank loans or commercial paper and/or credit facilities. The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, among others, futures and forward contracts
(including foreign currency exchange contracts), total return swaps and other derivative transactions, loans of portfolio securities, short sales, when-issued, delayed delivery and forward commitment transactions and selling credit default swaps. The Fund may also determine to issue preferred shares or other types of senior securities to add leverage to its portfolio. The Fund’s Board may authorize the issuance of preferred shares without the approval of Common Shareholders. If the Fund issues preferred shares in the future, all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares will be borne by the Common Shareholders, and these costs and expenses may be significant. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements.
Depending upon market conditions and other factors, the Fund may or may not determine to add leverage following an offering to maintain or increase the total amount of leverage (as a percentage of the Fund’s total assets) that the Fund currently maintains, taking into account the additional assets raised through the issuance of Common Shares in such offering. The Fund may utilize leverage opportunistically and may choose to increase or decrease, or eliminate entirely, its use of such leverage over time and from time to time based on PIMCO’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. If the Fund determines to add leverage following an offering, it is not possible to predict with accuracy the precise amount of leverage that would be added, in part because it is not possible to predict the number of Common Shares that ultimately will be sold in an offering or series of offerings. To the extent that the Fund does not add additional leverage following an offering, the Fund’s total amount of leverage as a percentage of its total assets will decrease, which could result in a reduction of investment income available for distribution to
Common Shareholders.
The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund's total indebtedness may not exceed one-third the value of its total assets
(including assets attributable to such leverage). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund's shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders.
Under the 1940 Act, the Fund is currently not permitted to issue preferred shares unless immediately after such issuance the value of the
Fund’s total net assets is at least 200% of the liquidation value of the
Fund’s preferred shares plus the aggregate amount of any senior securities of the Fund representing indebtedness (
i.e.
, such liquidation
value plus the aggregate amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total net assets). In addition, for so long as the Fund has preferred shares outstanding, the
Fund will not be permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund’s total net assets, after giving effect to such cash dividend or other distribution, satisfies the above-referenced
200% coverage requirement.
The Fund may enter into derivatives or other transactions that may provide leverage (other than through the issuance of preferred shares or bank borrowing). Rule 18f-4 under the 1940 Act (the “Derivatives
Rule”) regulates a registered investment company's use of derivatives and certain other transactions that create future payment and/or delivery obligations by the Fund. The Derivatives Rule prescribes specific value-at-risk (“VaR”) leverage limits that apply to the Fund (although the Fund in the future could qualify as a limited derivatives user (as defined in the Derivatives Rule) and would therefore not be subject to all of the requirements of the Derivatives Rule). VaR is an estimate of potential losses on an instrument or portfolio over a specified time horizon and at a given confidence level. The Fund may apply a relative
VaR test or an absolute VaR test (if the Fund's derivatives risk manager determines that a designated reference portfolio would not provide an appropriate reference portfolio for purposes of the relative VaR test). The limit under the relative VaR test when a fund has no outstanding preferred shares is 200% (or 250% when a fund has preferred shares outstanding) of the VaR of a designated reference portfolio, which, very generally, may be a designated unleveraged index or the Fund's securities portfolio excluding derivatives. If applicable, the limit under the absolute VaR test when a fund has no outstanding preferred shares is 20% (or 25% when a fund has preferred shares outstanding) of the value of a fund's net assets. The Derivatives Rule also generally requires the Fund to appoint a derivatives risk manager, maintain a derivatives risk management program (“DRMP”) designed to identify, assess, and reasonably manage the risks associated with transactions covered by the rule, and abide by certain board and other reporting obligations and recordkeeping requirements. With respect to reverse repurchase agreements or other similar financing transactions in particular, the
Derivatives Rule permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of
Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements and similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements and similar financing transactions as derivatives transactions for all purposes under the Derivatives Rule. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with the
Derivatives Rule. Compliance with the Derivatives Rule could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the
Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.
Leveraging is a speculative technique and there are special risks and costs involved. There is no assurance that the Fund will utilize reverse repurchase agreements, credit default swaps, dollar rolls/buybacks or borrowings, issue preferred shares or utilize any other forms of leverage
(such as the use of derivatives strategies). If used, there can be no assurance that the Fund’s leveraging strategies will result in a higher yield on your Common Shares. When leverage is used, the NAV and market price of the Common Shares and the yield to Common
Shareholders will be more volatile. See “Principal Risks of the
Fund—Leverage Risk.” In addition, dividend, interest and other costs and expenses borne by the Fund with respect to its use of reverse repurchase agreements, credit default swaps, total return swaps, dollar rolls/buybacks, borrowings, preferred shares or any other forms of leverage are borne by the Common Shareholders and result in a reduction of the NAV of the Common Shares. In addition, because the fees received by the Investment Manager are based on the Fund’s average daily “total managed assets” (including any assets attributable to any reverse repurchase agreements, dollar rolls/buybacks, borrowings and preferred shares that may be outstanding) minus accrued liabilities
(other than liabilities representing reverse repurchase agreements, dollar rolls/buybacks and borrowings), the Investment Manager has a financial incentive for the Fund to use certain forms of leverage (
e.g.
,
reverse repurchase agreements, dollar rolls/buybacks, borrowings and preferred shares), which may create a conflict of interest between the
Investment Manager, on the one hand, and the Common Shareholders, on the other hand. Leverage transactions pursued by the Fund may increase its duration and sensitivity of the value of the Fund’s portfolio to interest rate movements.
The Fund also may borrow money for temporary purposes, to add leverage to the portfolio or for the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund.
Please see “Use of Leverage” and “Principal Risks of the
Fund—Leverage Risk” in the body of this prospectus for additional information regarding leverage and related risks.
Effects of Lev
er
a
ge
The following table is furnished in response to requirements of the SEC.
It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940
Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. Although the Fund does not currently have a class of senior securities outstanding, the table below reflects the Fund’s continued use of reverse repurchase
agreements
over the period ended December 31, 2025
representing approximately 9.00% of the Fund's average total managed assets (including assets attributable to reverse repurchase agreements) at an estimated annual effective interest expense rate of
4.45% payable by the Fund on such instruments (based on market conditions averaged over the period ended December 31, 2025). Based on such estimated annual effective interest expense rate, the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs of the reverse repurchase agreements is
0.40%. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as credit default swaps or other derivative instruments.
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the
Fund. Your actual returns may be greater or less than those appearing below. In addition, the actual borrowing expenses associated with reverse repurchase agreements (or dollar rolls/buybacks or borrowings, if any) used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Common Shareholders	(11.43)%	(5.93)%	(0.44)%	5.05%	10.55%
Common Share total return is composed of two elements — the
Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a portfolio total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of the Fund’s portfolio and not the actual performance of the Fund’s
Common Shares, the value of which is determined by market forces and other factors.
Should the Fund elect to add additional leverage to its portfolio following an offering, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund’s investment objectives and policies. As noted above, the
Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, PIMCO’s assessment of the yield curve
environment, interest rate trends, market conditions and other factors.

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC.
It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940
Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. Although the Fund does not currently have a class of senior securities outstanding, the table below reflects the Fund’s continued use of reverse repurchase
agreements
over the period ended December 31, 2025
representing approximately 9.00% of the Fund's average total managed assets (including assets attributable to reverse repurchase agreements) at an estimated annual effective interest expense rate of
4.45% payable by the Fund on such instruments (based on market conditions averaged over the period ended December 31, 2025). Based on such estimated annual effective interest expense rate, the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs of the reverse repurchase agreements is
0.40%. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as credit default swaps or other derivative instruments.
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the
Fund. Your actual returns may be greater or less than those appearing below. In addition, the actual borrowing expenses associated with reverse repurchase agreements (or dollar rolls/buybacks or borrowings, if any) used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Common Shareholders	(11.43)%	(5.93)%	(0.44)%	5.05%	10.55%

Return at Minus Ten [Percent]		(11.43%)
Return at Minus Five [Percent]		(5.93%)
Return at Zero [Percent]		(0.44%)
Return at Plus Five [Percent]		5.05%
Return at Plus Ten [Percent]		10.55%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC.
It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940
Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. Although the Fund does not currently have a class of senior securities outstanding, the table below reflects the Fund’s continued use of reverse repurchase
agreements
over the period ended December 31, 2025
representing approximately 9.00% of the Fund's average total managed assets (including assets attributable to reverse repurchase agreements) at an estimated annual effective interest expense rate of
4.45% payable by the Fund on such instruments (based on market conditions averaged over the period ended December 31, 2025). Based on such estimated annual effective interest expense rate, the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs of the reverse repurchase agreements is
0.40%. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as credit default swaps or other derivative instruments.
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the
Fund. Your actual returns may be greater or less than those appearing below. In addition, the actual borrowing expenses associated with reverse repurchase agreements (or dollar rolls/buybacks or borrowings, if any) used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.

Share Price [Table Text Block]
Market and Net Asset Value Information
The Fund’s Common Shares are listed on the NYSE under the trading or “ticker” symbol “PCN.” The Fund’s Common Shares commenced trading on the NYSE in December 2001. The Fund cannot predict whether its Common Shares will trade in the future at a premium or discount to NAV. The conduct of any offering and the issuance of additional Common Shares pursuant to any offering may have an adverse effect on prices in the secondary market for the Fund’s Common Shares by increasing the number of shares available, which may put downward pressure on the market price for the Common Shares. The proceeds of an offering will be reduced immediately following an offering by any sales load, commissions and offering expenses paid or reimbursed by the Fund in connection with such offering. The completion of an offering may result in an immediate dilution of the NAV per Common Share for all existing Common Shareholders.
The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s Common Shares on the NYSE, the high and low NAV per Common Share and the high and low premium/discount to NAV per Common Share. See “Net Asset Value” for information as to how the Fund’s NAV is determined.

	Common share market price (1)		Common share net asset value		Premium (discount) as a % of net asset value
Quarter	High	Low	High	Low	High	Low
Quarter ended March 31, 2026	$12.88	$11.43	$12.00	$11.41	8.47%	0.18%
Quarter ended December 31, 2025	$13.44	$12.34	$12.01	$11.81	12.58%	4.14%
Quarter ended September 30, 2025	$13.45	$12.52	$12.00	$11.68	12.84%	6.03%
Quarter ended June 30, 2025	$13.64	$11.76	$11.81	$11.37	15.79%	1.91%
Quarter ended March 31, 2025	$13.81	$13.34	$11.96	$11.75	16.47%	12.40%
Quarter ended December 31, 2024	$14.30	$13.32	$11.98	$11.81	19.57%	12.60%
Quarter ended September 30, 2024	$14.19	$13.08	$11.97	$11.38	20.02%	12.85%
Quarter ended June 30, 2024	$14.21	$12.46	$11.66	$11.35	22.08%	8.82%
Quarter ended March 31, 2024	$13.97	$12.37	$11.68	$11.41	19.81%	7.19%
Quarter ended December 31, 2023	$12.66	$10.75	$11.58	$10.58	14.93%	1.32%
Quarter ended September 30, 2023	$14.24	$12.17	$11.15	$10.83	29.00%	11.55%
(1)
Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
The Fund’s NAV per Common share at the close of business on April 30, 2026 was $11.56 and the last reported sale price of a Common Share on the
NYSE on that day was $12.02, representing a 3.98% premium to such NAV.

Lowest Price or Bid				$ 11.43	$ 12.34	$ 12.52	$ 11.76	$ 13.34	$ 13.32	$ 13.08	$ 12.46	$ 12.37	$ 10.75	$ 12.17
Highest Price or Bid				12.88	13.44	13.45	13.64	13.81	14.3	14.19	14.21	13.97	12.66	14.24
Lowest Price or Bid, NAV				11.41	11.81	11.68	11.37	11.75	11.81	11.38	11.35	11.41	10.58	10.83
Highest Price or Bid, NAV				$ 12	$ 12.01	$ 12	$ 11.81	$ 11.96	$ 11.98	$ 11.97	$ 11.66	$ 11.68	$ 11.58	$ 11.15
Highest Price or Bid, Premium (Discount) to NAV [Percent]				8.47%	12.58%	12.84%	15.79%	16.47%	19.57%	20.02%	22.08%	19.81%	14.93%	29.00%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				0.18%	4.14%	6.03%	1.91%	12.40%	12.60%	12.85%	8.82%	7.19%	1.32%	11.55%
Share Prices Not Actual Transactions [Text Block]		Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
Share Price			$ 12.02
NAV Per Share			$ 11.56
Latest Premium (Discount) to NAV [Percent]			3.98%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Capital Structure
The following is a brief description of the capital structure of the Fund. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration and the Fund’s Bylaws, as amended and restated through the date hereof (the “Bylaws”). The
Declaration and Bylaws are each exhibits to the registration statement of which this prospectus is a part.
The Fund is an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a “Massachusetts business trust”) established under the laws of the Commonwealth of Massachusetts by the Declaration. The Declaration provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. However, as of the date of this prospectus, the Fund does not have any shares outstanding other than the Common Shares.
The following table shows the amount of Common Shares authorized and outstanding as of
April 30, 2026.

Title of Class	Amount Authorized	Amount Held by Registrant or for its Account	Amount Outstanding
Common Shares	Unlimited	0	74,721,061
The Common Shares of the Fund commenced trading on the NYSE in December 2001, under the trading or “ticker” symbol “PCN.” As of the close of trading on the NYSE on April 30, 2026, the NAV per Common Share was $11.56, and the closing price per Common Share on the NYSE was $12.02.
Common Shareholders are entitled to share equally in dividends declared by the Board to Common Shareholders and in the net assets of the Fund available for distribution to Common Shareholders after payment of the preferential amounts payable to holders of any outstanding preferred shares of beneficial interest.
All Common Shares of the Fund have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Common Shares of the Fund are fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Agreement and Declaration
of Trust and Bylaws,” non-assessable, and have no pre-emptive or conversion rights or rights to cumulative voting, and have no right to cause the
Fund to redeem their shares.
Upon liquidation of the Fund, after payment of the preferential amounts payable to holders of any outstanding preferred shares of beneficial interest, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s Common Shareholders.
Shareholders of each class are entitled to one vote for each share held. Common Shareholders will vote with the holders of any outstanding preferred shares as a single class on each matter submitted to a vote of holders of Common Shares, except as otherwise provided by the Declaration, the
Bylaws or applicable law.
Plan of Distribution
The Fund may sell Common Shares to or through underwriters or dealers, directly to one or more purchasers (including existing shareholders in a rights offering), through agents, or through a combination of any such methods of sale. The applicable prospectus supplement will identify any underwriter or agent involved in the offer and sale of the Common Shares, any sales loads, discounts, commissions, fees or other compensation paid to any underwriter, dealer or agent, the offering price, net proceeds and use of proceeds and the terms of any sale.
The distribution of the Common Shares may be effected from time to time in one or more transactions at a fixed price or prices, which may be changed, at prevailing market prices at the time of sale, at prices related to such prevailing market prices, or at negotiated prices. The sale of Common
Shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the Common
Shares, may have an adverse effect on the market price of the Common Shares.
The Fund may sell the Common Shares directly to, and solicit offers from, institutional investors or others who may be deemed to be underwriters as defined in the Securities Act for any resales of the securities. In this case, no underwriters or agents would be involved. The Fund may use electronic media, including the Internet, to sell offered securities directly.
In connection with the sale of the Common Shares, underwriters or agents may receive compensation from the Fund or from PIMCO or its affiliates in the form of discounts, concessions or commissions. Underwriters may sell Common Shares to or through dealers, and such dealers may receive compensation in the form of discounts, concessions or commissions from the underwriters and/or commissions from the purchasers for whom they may act as agents. Underwriters, dealers and agents that participate in the distribution of the Common Shares may be deemed to be underwriters under the Securities Act, and any discounts and commissions they receive from the Fund and any profit realized by them on the resale of the Common
Shares may be deemed to be underwriting discounts and commissions under the Securities Act. Any such underwriter or agent will be identified and any such compensation received from the Fund will be described in the applicable prospectus supplement. The maximum amount of compensation to be received by any Financial Industry Regulatory Authority member or independent broker-dealer will not exceed 8% for the sale of any securities being registered pursuant to Rule 415 under the Securities Act. The Fund will not pay any compensation to any underwriter or agent in the form of warrants, options, consulting or structuring fees or similar arrangements.
If a prospectus supplement so indicates, the Fund may grant the underwriters an option to purchase additional Common Shares at the public offering price, less the underwriting discounts and commissions, within a certain number of days (often 30 to 45 days) from the date of the prospectus supplement, to cover any over-allotments.
U
nder agreements into which the Fund may enter, underwriters, dealers and agents who participate in the distribution of the Common Shares may be entitled to indemnification by the Fund against certain liabilities, including liabilities under the Securities Act. Underwriters, dealers and agents may engage in transactions with the Fund, or perform services for the Fund, in the ordinary course of business.
If so indicated in the applicable prospectus supplement, the Fund will, or will authorize underwriters or other persons acting as its agents to, solicit offers by certain institutions to purchase Common Shares from the Fund pursuant to contracts providing for payment and delivery on a future date.
Institutions with which such contracts may be made include commercial and savings banks, insurance companies, pension funds, investment companies, educational and charitable institutions and others, but in all cases such institutions must be approved by the Fund.
The obligation of any
purchaser under any such contract will be subject to the condition that the purchase of the Common Shares shall not at the time of delivery be prohibited under the laws of the jurisdiction to which such purchaser is subject. The underwriters and such other agents will not have any responsibility in respect of the validity or performance of such contracts. Such contracts will be subject only to those conditions set forth in the prospectus supplement, and the prospectus supplement will set forth the commission payable for solicitation of such contracts.
To the extent permitted under the 1940 Act and the rules and regulations promulgated thereunder, the underwriters may from time to time act as brokers or dealers and receive fees in connection with the execution of the Fund’s portfolio transactions after the underwriters have ceased to be underwriters and, subject to certain restrictions, each may act as a broker while it is an underwriter.
A prospectus and accompanying prospectus supplement in electronic form may be made available on the websites maintained by underwriters. The underwriters may agree to allocate a number of securities for sale to their online brokerage account holders. Such allocations of securities for Internet distributions will be made on the same basis as other allocations. In addition, securities may be sold by the underwriters to securities dealers who resell securities to online brokerage account holders.
In order to comply with the securities laws of certain states, if applicable, Common Shares offered hereby will be sold in such jurisdictions only through registered or licensed brokers or dealers.

Security Dividends [Text Block]		All Common Shares of the Fund have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]
Shareholders of each class are entitled to one vote for each share held. Common Shareholders will vote with the holders of any outstanding preferred shares as a single class on each matter submitted to a vote of holders of Common Shares, except as otherwise provided by the Declaration, the
Bylaws or applicable law.

Security Liquidation Rights [Text Block]
Upon liquidation of the Fund, after payment of the preferential amounts payable to holders of any outstanding preferred shares of beneficial interest, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s Common Shareholders.

Security Liabilities [Text Block]
U
nder agreements into which the Fund may enter, underwriters, dealers and agents who participate in the distribution of the Common Shares may be entitled to indemnification by the Fund against certain liabilities, including liabilities under the Securities Act. Underwriters, dealers and agents may engage in transactions with the Fund, or perform services for the Fund, in the ordinary course of business.

Security Obligations of Ownership [Text Block]
The obligation of any
purchaser under any such contract will be subject to the condition that the purchase of the Common Shares shall not at the time of delivery be prohibited under the laws of the jurisdiction to which such purchaser is subject. The underwriters and such other agents will not have any responsibility in respect of the validity or performance of such contracts. Such contracts will be subject only to those conditions set forth in the prospectus supplement, and the prospectus supplement will set forth the commission payable for solicitation of such contracts.

Outstanding Securities [Table Text Block]	The following table shows the amount of Common Shares authorized and outstanding as of
April 30, 2026.

Title of Class	Amount Authorized	Amount Held by Registrant or for its Account	Amount Outstanding
Common Shares	Unlimited	0	74,721,061

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk
The price of the Fund’s Common Shares will fluctuate with market conditions and other factors. If you sell your Common Shares, the price received may be more or less than your original investment. The
Common Shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their NAV. The
Common Shares may trade at a price that is less than the offering price for Common Shares issued pursuant to an offering. This risk may be greater for investors who sell their Common Shares relatively shortly after completion of an offering. The sale of Common Shares by the Fund
(or the perception that such sales may occur), particularly if sold at a discount to the then current market price of the Common Shares, may have an adverse effect on the market price of the Common Shares.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
The market price of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to a variety of factors affecting (or perceiving to affect) securities markets generally or particular industries, sectors or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, levels of public debt and deficits, changes in inflation, interest or currency rates, financial system instability, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, actual or threatened war or military conflict, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political and regulatory changes, diplomatic developments or the imposition of sanctions and other similar measures, including the imposition of tariffs, or other
U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters or events, climate-change and climate related events can all negatively impact the securities markets, which could cause the Fund to lose value. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.
As computing technology and data analytics continually advance there has been an increasing trend towards machine driven and artificially intelligent trading systems, particularly providing such systems with increasing levels of autonomy in trading decisions. Regulators of financial markets have become increasingly focused on the potential impact of artificial intelligence on investment activities and may issue regulations that are intended to affect the use of artificial technology in trading activities. Any such regulations may not have the intended effect on financial markets. Moreover, advancements in artificial intelligence and other technologies may suffer from the introduction of errors, defects or security vulnerabilities which can go undetected. Issues in the construction and implementation of AI systems and models (including software issues, issues related to the use of artificial intelligence and machine learning (AI), and other technological issues) may adversely impact the Fund. AI systems may contain design flaws or faulty assumptions, rely on incomplete or inaccurate data inputs, and may be difficult to interpret or audit.
The domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. budget and deficit reduction plan and foreign policy tensions with foreign nations, including embargoes, tariffs, sanctions, trade wars, and other similar developments, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns, U.S. foreign policy, the imposition of tariffs, or other
U.S. economic policies and any related domestic and/or geopolitical tensions may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and
quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. To the extent that the Fund has focused its investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.
When inflationary price movements occur, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. Interest rate increases in the future could cause the value of a fund that invests in fixed income securities to decrease, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund and its shareholders.
Higher interest rates generally lower the values of real estate-related assets. When this does not occur as expected, it presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could, by extension, adversely impact the value of other investments (such as loans, securitized debt and other fixed income securities). Such an impact could materialize in one real estate sector and not another, or in a different manner in different real estate sectors.
Examples of the risks faced by real estate-related assets include: tenant vacancy rates, increased tenant turnover and tenant concentration;
general real estate headwinds, including delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); decreases in property values; increases in inflation, upkeep costs and other expenses; fluctuations in rents; and increased concentration in ownership of certain types of properties.
Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments. In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers' data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund's calculation of its NAV, and such NAV calculation issues may result in inaccurately calculated NAV, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset Allocation Risk
The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that
PIMCO may make less than optimal or poor asset allocation decisions, which could result in the Fund being underweight or overweight in sectors, asset classes, or geographies that perform differently than expected. PIMCO employs an active approach to allocation among multiple fixed income sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that
PIMCO will focus on an investment that performs poorly or
underperforms other investments under various market conditions. The
Fund could experience losses as a result of these allocation decisions, which could result in the Fund being underweight or overweight in sectors, asset classes, or geographies that perform differently than expected.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO will apply investment techniques and risk analysis and may, in some cases, use proprietary models that are developed and maintained by PIMCO in making investment
decisions for the Fund, or may determine that certain factors are more significant than others. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by
PIMCO will expose all material risks associated with an investment.
Additionally, PIMCO may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments, or may determine that certain factors are more significant than others.
Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or perceived conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments. In such circumstances, PIMCO may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund.
Additionally, legislative, regulatory or tax developments may adversely affect management of the Fund.
The Fund is also subject to the risk that deficiencies in the internal systems or controls of PIMCO or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value. Please refer to
“Portfolio Managers - Conflicts of Interest” in the SAI for further information. Additionally, actual or perceived conflicts of interest may affect the investment techniques available to PIMCO in connection with managing the Fund, may cause PIMCO to restrict or prohibit
participation in certain investments and may also adversely affect the ability of the Fund to achieve its investment objectives. There also can be no assurance that all of the personnel of PIMCO will continue to be associated with PIMCO for any length of time. The loss of the services of one or more key employees of PIMCO could have an adverse impact on the Fund’s ability to realize its investment objectives.
In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of its NAV, and such
NAV calculation issues may result in inaccurately calculated NAVs, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect one or more other issuers or securities markets as a whole. These risks can apply to the
Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
The Fund could experience losses if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its financial obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are changing, notably when rates are rising. The downgrade of the credit rating of a security or of the issuer of a security held by the Fund may decrease its value.
Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund, which would be magnified in the event that initial or variation margin is not provided by the counterparty to such transaction (or not provided below a certain threshold amount). Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived
(whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality.
Credit risk includes credit spread risk, which is the risk that credit spreads (
i.e.
, the difference in yield between securities that is due to
differences in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default. Increasing credit spreads may reduce the market values of the
Fund’s investments. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities. Further, credit spread duration
(a measure of credit spread risk) can vary significantly from interest rate duration (
e.g.
, for floating rate debt securities, credit spread duration
typically will be higher than interest rate duration). The Fund may add credit spread duration to its portfolio, for example through the use of derivatives (
e.g.
, credit default swaps), even while it has lower interest
rate duration. The credit spread duration of the Fund’s portfolio may vary, in some cases significantly, from its interest rate duration. All descriptions of duration in this prospectus refer to interest rate duration unless otherwise noted.

Mortgage Related and Other Asset Backed Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Related and Other Asset-Backed Instruments Risk
The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by
non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages, including REMICs, which could include Re-REMICs, mortgage pass-through securities, inverse floaters,
CMOs, CLOs, multi-class pass-through securities, private mortgage pass-through securities, stripped mortgage securities (generally interest-only and principal-only securities), mortgage-related asset backed securities and mortgage-related loans (including through participations, assignments, originations and whole loans), including commercial and residential mortgage loans. Exposures to
mortgage-related assets through derivatives or other financial instruments will be considered investments in mortgage-related assets.
The Fund may also invest in other types of asset-backed securities
(“ABS”), including CDOs, CBOs and CLOs and other similarly structured securities.
Mortgage-related and other asset-backed instruments represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.
Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. Compared to other fixed income investments with similar maturity and credit, mortgage-related securities may increase in value to a lesser extent when interest rates decline and may decline in value to a similar or greater extent when interest rates rise. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to experience losses.
This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the
Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. In addition, the creditworthiness, servicing practices, and financial viability of the servicers of the underlying mortgage pools present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying the mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations. Additionally, both mortgage-related securities and asset-backed securities are subject to risks associated with fraud or negligence by, or defalcation of, their servicers. These securities are also subject to the risks of the underlying loans. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (
e.g.
, failure to
properly document a security interest in the underlying collateral) may affect the rights of security holders in and to the underlying collateral. In addition, the underlying loans may have been extended pursuant to inappropriate underwriting guidelines, to no underwriting guidelines at all, or to fraudulent origination practices. The owner of a
mortgage-backed security’s ability to recover against the sponsor, servicer or originator is uncertain and is often limited. The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and
asset-backed instruments may not have the benefit of any security interest in the related assets.
Subordinate mortgage-backed or asset-backed instruments are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payments on subordinate mortgage-backed or asset-backed instruments will not be fully paid.
There are multiple tranches of mortgage-backed and asset-backed instruments, offering investors various maturity and credit risk characteristics. For example, tranches may be categorized as senior, mezzanine, and subordinated/equity or “first loss.” The most senior tranche of a mortgage-backed or asset-backed instrument generally has the greatest collateralization and generally pays the lowest interest rate.
If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches generally take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches.
Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (
i.e.
, the ”equity“ or ”residual“
tranche) generally specifically receives the residual interest payments
(
i.e.
, money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund may also invest in the residual or equity tranches of mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed
instruments and interest-only mortgage-backed or asset-backed instruments. The Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.
The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain of the
Fund's mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
With respect to risk retention tranches (
i.e.
, eligible residual interests
initially held by the sponsors of CMBS and other eligible securitizations pursuant to the U.S. Risk Retention Rules), a third-party purchaser, such as the Fund, must hold its retained interest, unhedged, for at least five years following the closing of the CMBS transaction, after which it is entitled to transfer its interest in the securitization to another person that meets the requirements for a third-party purchaser. Even after the required holding period has expired, due to the generally illiquid nature of such investments, no assurance can be given as to what, if any, exit strategies will ultimately be available for any given position.
In addition, there is limited guidance on the application of the final
U.S. Risk Retention Rules to specific securitization structures. There can be no assurance that the applicable federal agencies charged with the implementation of the final U.S. Risk Retention Rules (
e.g.
, the FDIC, the
Comptroller of the Currency, the Federal Reserve Board, the SEC, the
Department of Housing and Urban Development, and the Federal
Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the final U.S. Risk Retention Rules will not change.
Furthermore, in situations where the Fund invests in risk retention tranches of securitizations structured by third parties, the Fund may be required to execute one or more letters or other agreements, the exact form and nature of which will vary (each, a “Risk Retention
Agreement”) under which it will make certain undertakings designed to ensure such securitization complies with the U.S. Risk Retention Rules.
Such Risk Retention Agreements may include a variety of
representations, warranties, covenants and other indemnities, each of which may run to various transaction parties. If the Fund breaches any undertakings in any Risk Retention Agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach, which could be significant and exceed the value of the Fund’s investments. Direct investments in mortgages and other types of collateral are subject to risks similar (and in some cases to a greater degree) to those described above.

Mortgage Related Derivative Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Related Derivative Instruments Risk
The Fund may engage in derivative transactions related to
mortgage-backed securities, including purchasing and selling exchange-listed and OTC put and call options, futures and forwards on mortgages and mortgage-backed securities. The Fund may also invest in mortgage-backed securities credit default swaps, which include swaps the reference obligation for which is a mortgage-backed security or related index, such as the CMBX Index (a tradeable index referencing a basket of commercial mortgage-backed securities) or the ABX (a tradeable index referencing a basket of sub-prime mortgage-backed securities). The Fund may invest in newly developed mortgage related derivatives that may hereafter become available.
Derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative instruments may be leveraged such that their exposure (
i.e.
, price
sensitivity) to interest rate and/or prepayment risk is magnified.
Mortgage-related derivative instruments involve risks associated with mortgage-related and other asset-backed instruments, privately-issued mortgage-related securities, the mortgage market, the real estate industry, derivatives and credit default swaps. See “Mortgage-Related and Other Asset-Backed Instruments Risk,” “Privately-Issued
Mortgage-Related Securities Risk,” “Derivatives Risk,” and “Credit
Default Swaps Risk.”

Privately Issued Mortgage Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privately-Issued Mortgage-Related Securities Risk
There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Additionally, privately-issued mortgage-related securities, such as privately-held or non-traded REITs, may bear higher fees than publicly-traded REITs. Privately-held REITs generally are exempt from registration under the Securities Act and, as such, are not subject to the same disclosure requirements as REITs registered under the Securities
Act, which may make privately-held REITs more difficult to evaluate from an investment perspective.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk
To the extent that the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), the Fund may be subject to greater levels of market risk, credit risk, call risk and liquidity risk than funds that do not invest in such securities, which could have a negative effect on the
NAV and market price of the Fund’s Common Shares or Common Share dividends. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly leveraged or indebted than other companies, or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. These securities are considered predominantly speculative by rating agencies with respect to an issuer’s continuing ability to make principal and interest payments, and their value may be more volatile than other types of securities. An economic downturn or individual issuer developments could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities at an advantageous time or price. An economic downturn could also lead to a higher non-payment rate and, a high yield security may lose significant market value before a default occurs. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities.
Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities. A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
In general, lower rated debt securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative effect on the Fund. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default and their prices are generally more volatile and sensitive to actual or perceived negative developments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The Fund may purchase stressed or distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
An economic downturn could severely affect the ability of issuers
(particularly those that are highly leveraged) to service or repay their debt obligations. Lower-rated securities are generally less liquid than higher-rated securities, which may have an adverse effect on the Fund’s ability to dispose of them. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), high yield securities are particularly susceptible to credit and default risk as delinquencies and losses could increase, and such increases could be sudden and significant. An economic downturn or individual issuer developments could adversely affect the market for these investments and reduce a Fund's ability to sell these investments at an
advantageous time or price. These types of developments could cause high yield securities to lose significant market value, including before a default occurs only at prices lower than if such securities were widely traded. In the event of default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer. To the extent the Fund focuses on below investment grade debt
obligations, PIMCO's capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that PIMCO will be successful in this regard. Due to the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, PIMCO may consider factors including, but not limited to, PIMCO's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities. See “The
Fund's Investment Objectives and Strategies-Portfolio Contents-High
Yield Securities” for additional information.

Municipal Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Bond Risk
Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds, particularly below investment grade bonds in which the Fund may invest, also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.
The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact
Municipal Bonds. Laws, referenda, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. The differences in priorities, perspectives and economic interests of bondholders and taxpayers or users of facilities financed by municipal bonds may affect the remedies available to the Fund in the event of a default. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's municipal bonds in the same manner. The Fund will be particularly subject to these risks to the extent that it focuses its investments in municipal bonds in a particular state or geographic region. Municipal securities may also have exposure to potential risks resulting from climate change and environmental events, including extreme weather, flooding, fires and other natural disasters. Climate risks, if materialized, can adversely impact a municipal issuer's financial plans in current or future years or may impair a funding source for municipal issuer's revenue bonds. As a result, the impact of climate risks could adversely impact the value of the Fund's municipal securities investments.
The Fund may invest in trust certificates issued in tender option bond programs. In these programs, a trust typically issues two classes of certificates and uses the proceeds to purchase municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates.
There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.
Certain tender option bonds may be less liquid or may become less liquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. The Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Fund’s control, which could require the Fund to dispose of portfolio investments at inopportune times and prices. The Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk. The use of tender option bonds will impact the Fund's duration and cause the Fund to be subject to increased duration and interest rate risk.
The Fund may invest in revenue bonds, which are typically issued to fund a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; and hospitals. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source or annual revenues, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.
The Fund may invest in participations in lease obligations or installment purchase contract obligations of municipal authorities or entities.
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for,appropriate and make the payments due under the municipal lease obligation. However, certain municipal lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a
“non-appropriation” lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult.
Municipal securities are also subject to interest rate, credit, and liquidity risk.
Interest rate risk.
The value of municipal securities, similar to other
fixed income securities, will likely drop as interest rates rise in the general market. Conversely, when rates decline, bond prices generally rise.
Credit risk.
The risk that a borrower may be unable to make interest
or principal payments when they are due. Funds that invest in municipal securities rely on the ability of the issuer to service its debt. This subjects the Fund to credit risk in that the municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its financial obligations. Municipal issuers with significant debt service requirements, in the near-to mid-term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. To the extent the Fund invests in lower quality or high yield municipal securities, it may be more sensitive to the adverse credit events in the municipal market. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issues.
Liquidity Risk.
The risk that investors may have difficulty finding a
buyer when they seek to sell, and therefore, may be forced to sell at a discount to the market value. Liquidity may sometimes be impaired in the municipal market and because the Fund primarily invests in municipal securities, it may find it difficult to purchase or sell such securities at opportune times. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to a variety of factors, including overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity also may be caused by a rise in interest rates
(or the expectation of a rise in interest rates). Liquidity can be impaired due to interest rate concerns, credit events, or general supply and demand imbalances. Depending on the particular issuer and current economic conditions, municipal securities could be deemed more volatile investments.
In addition to general municipal market risks, different municipal sectors may face different risks. For instance, general obligation bonds are secured by the full faith, credit, and taxing power of the municipality issuing the obligation. As such, timely payment depends on the municipality's ability to raise tax revenue and maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities.
Revenue bonds are secured by special tax revenues or other revenue sources. If the specified revenues do not materialize, then the bonds may not be repaid.
Private activity bonds are yet another type of municipal security.
Municipalities use private activity bonds to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefiting from the development, which means that the holder of the bond is exposed to the risk that the private issuer may default on the bond.
Moral obligation bonds are usually issued by special purpose public entities. If the public entity defaults, repayment becomes a “moral obligation” instead of a legal one. The lack of a legally enforceable right to payment in the event of default poses a special risk for a holder of the bond because it has little or no ability to seek recourse in the event of default.
In addition, a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors relative to taxable income. Lower income tax rates potentially reduce the advantage of owning municipal securities.
Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the m
ark
et.
Municipal notes are similar to general municipal debt obligations, but they generally possess shorter terms. Municipal notes can be used to provide interim financing and may not be repaid if anticipated revenues are not realized.

Distressed and Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers involve substantial risks, including the risk of default. Distressed securities generally trade significantly below “par” or full value because investments in such securities and debt of distressed issuers or issuers in default are considered speculative and involve substantial risks in addition to the risks of investing in high-yield bonds. Such investments may be in default at the time of investment. In addition, these securities may fluctuate more in price, and are typically less liquid. The Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. In any such proceeding relating to a defaulted obligation, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. Moreover, any securities received by the Fund upon completion of a workout or bankruptcy proceeding may be less liquid, speculative or restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of
reorganization with respect to the securities of a distressed issuer, the
Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.
Also among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. PIMCO's judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.

Inflation Indexed Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation-Indexed Security Risk
Inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (
e.g.
, real interest rates). In general, the value of an
inflation-indexed security, including Treasury Inflation-Protected
Securities (“TIPS”), tends to decrease when real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used (
i.e.,
the Consumer Price Index (“CPI”)), which is
calculated and published by a third party, will accurately measure the real rate of inflation in the prices of goods and services. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in the calendar year. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. Additionally, a CPI swap can potentially lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (fixed breakeven rate) that the investor agrees to pay at the initiation of the swap. With municipal inflation-indexed securities, the inflation adjustment is integrated into the coupon payment, which is federally tax-exempt (and may be state tax-exempt). For municipal inflation-indexed securities, there is no adjustment to the principal value. Because municipal inflation-indexed securities are a small component of the municipal bond market, they may be less liquid than conventional municipal bonds.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
Debt securities are generally subject to the risks described below and further herein:
Issuer risk.

The value of debt securities may decline for a number of
reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. A change in the financial condition of a single issuer may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
Interest rate risk.

The market value of debt securities changes in
response to interest rate changes and other factors. Interest rate risk is the risk that prices of debt securities will increase as interest rates fall and decrease as interest rates rise, which would be reflected in the
Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund’s management. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.
Prepayment risk.

During periods of declining interest rates, borrowers
may prepay principal. This may force the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions.
Credit risk.

Credit risk is the risk that one or more debt securities in
the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates.
Reinvestment risk.

Reinvestment risk is the risk that income from the
Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate.
Duration and maturity risk.

The Fund may seek to adjust the
duration or maturity of its investments in debt securities based on its assessment of current and projected market conditions. The Fund may incur costs in seeking to adjust the average duration or maturity of its portfolio of debt securities. There can be no assurances that the Fund’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful.
In addition, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity and value of U.S. Government and other securities and ultimately the Fund.

Sovereign Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sovereign Debt Risk
In addition to the other risks applicable to debt investments, sovereign debt (debt issued by a foreign government) may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion. A sovereign entity’s failure to make timely payments on its debt can result from many factors, including, without limitation, insufficient foreign (non-U.S.) currency reserves or an inability to sufficiently manage fluctuations in relative currency valuations, an inability or unwillingness to satisfy the demands of creditors and/or relevant supranational entities regarding debt service or economic reforms, the size of the debt burden relative to economic output and tax revenues, cash flow difficulties, and other political and social considerations. The risk of loss to the Fund in the event of a sovereign debt default or other adverse credit event is heightened by the unlikelihood of any formal recourse or means to enforce its rights as a holder of the sovereign debt. In addition, sovereign debt restructurings, which may be shaped by entities and factors beyond the Fund’s control, may result in a loss in value of the Fund’s sovereign debt holdings.

Senior Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Debt Risk
The Fund will be subject to greater levels of credit risk than funds that do not invest in below investment grade senior debt. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities or instruments. Additionally, if the issuer of senior debt prepays, the Fund will have to consider reinvesting the proceeds in other senior debt or similar instruments that may pay lower interest rates.

Zero Coupon Bonds Step Ups and Payment In Kind Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities
Risk
The market prices of zero-coupon, step-ups and payment-in-kind securities are generally more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon securities bear no interest, their prices are especially volatile, and because zero-coupon bondholders do not receive interest payments, the prices of zero-coupon securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. The market for zero-coupon and
payment-in-kind securities may suffer decreased liquidity. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
Further, to maintain its qualification for treatment as a RIC and to avoid
Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind interest.
Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities. Zero coupon bonds, step-ups and payment-in-kind securities allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, the Fund may sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders.

Loans and Other Indebtedness Loan Acquisitions, Participations and Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans and Other Indebtedness; Loan Acquisitions,
Participations and Assignments Risk
Loan interests may take the form of direct interests acquired during a primary distribution or other purchase of a loan, or assignments of, novations of or participations in all or a portion of a loan acquired in secondary markets. In addition to credit risk and interest rate risk, the
Fund's exposure to loan interests may be subject to additional risks. For example, purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the value of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal if the Fund is able to access and monetize the collateral. However, the collateral underlying a loan, if any, may be unavailable or insufficient to satisfy a borrower’s obligation. If the Fund becomes owner, whole or in part, of any collateral after a loan is foreclosed, the Fund may incur costs associated with owning and/or monetizing its ownership of the collateral.
During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), delinquencies and losses generally increase, sometimes dramatically, with respect to obligations under such loans. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn could also lead to a higher non-payment rate and, a loan may lose significant market value before a default occurs.
Investments in loans through a purchase of a loan or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral.
Moreover, the purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The Fund may also invest in loans that are not secured by collateral which typically present greater risks than collateralized loans.
In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights
of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled or extended the time for payment. A court could subordinate the Fund's rights to the rights of other creditors of the borrower under applicable law. Various laws enacted for the protection of borrowers may apply to loans, and a bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect principal and interest payments on such loans. Certain loan participations may be structured in a manner designed to prevent purchasers of participations from being subject to the credit risk of the lender, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired.
The Fund may have difficulty disposing of loans and loan participations.
Because there may not be a liquid market for many such investments, the Fund anticipates that such investments could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Investments in loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans may include acquisitions of, or participation in, delayed draw and delayed funding loans and revolving credit facilities.
These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
Delayed draw and delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Further, the Fund may need to hold liquid assets in order to provide funding for these types of commitments, meaning the Fund may not be able to invest in other attractive investments, or the Fund may need to liquidate existing assets in order to provide such funding. More generally, sales of the Fund's portfolio holdings may result in short-term capital gains (which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net of long-term capital losses), potentially subjecting shareholders of the Fund to adverse tax consequences.
The Fund may invest in loans used to finance the cost of construction, acquisition, development, and/ or rehabilitation of a property including, but not limited to, development of single-family for-sale homes, multi-family rentals and/or commercial facilities. Such construction lending may expose the Fund to increased risk of non-payment and loss because the loan is not backed by a finished project. Such risk may depend on the nature of the construction and the relevant counterparty or counterparties, which may include, but not be limited to, homebuilders, private developers and/or entities with limited capital.
Repayment of these types of loans may depend on the borrower’s ability to secure permanent “take-out” financing, which requires the successful completion of the project, or operation of the property with an income stream sufficient to meet operating and loan expenses. In addition, these types of loans are subject to the risk of errors in estimations of the property’s value at completion of construction and the estimated cost of construction, as well as the risk that the projects may not be completed and have limited liquidity.
To the extent the Fund invests in loans, including, but not limited to, bank loans, non-syndicated loans, the residual or equity tranches of mortgage-related and other asset-backed securities, which may be referred to as subordinate mortgage-backed or asset-backed securities and interest-only mortgage-backed or asset-backed securities, and other investments, the Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under federal securities laws and liquidity risk.
These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The
Fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the Fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the Fund may incur such costs in connection with loan transactions that are pursued by the Fund but not ultimately consummated (so-called
“broken deal costs”).
Restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads, among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the loans and/or may result in the Fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the Fund. Some loans may have extended trade settlement periods, including settlement periods of greater than seven days, which may result in cash not being
immediately available to the Fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of such risks involved in investing in loans, an investment in the Fund should be considered speculative.
The Fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated and unsecured loans generally have greater price volatility than secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in subordinated or unsecured loans, which would create greater credit risk exposure for the holders of such loans. Subordinate and unsecured loans share the same risks as other below investment grade securities.
There may be less readily available information about most loans and the underlying borrowers than is the case for many other types of securities. Loans may be issued by borrowers that are not subject to SEC reporting requirements and therefore may not be required to file reports with the SEC or may file reports that are not required to comply with
SEC form requirements. In addition, such borrowers may be subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Because there is limited public information available regarding loan investments, the
Fund is particularly dependent on the analytical abilities of the Fund’s
Investment Manager.
Economic exposure to loan interests through the use of derivative transactions may involve greater risks than if the Fund had invested in the loan interest directly during a primary distribution, through assignments of, novations of or participations in a loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.

Covenant lite Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Covenant-lite” Obligations Risk
Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. Covenant-lite loans carry a risk that the borrower could transfer or encumber its assets, which could reduce the amount of assets that can be used to satisfy debts and result in losses for debtholders. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

Subprime Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subprime Risk
Loans, and debt instruments collateralized by loans, acquired by the
Fund may be subprime in quality, or may become subprime in quality.
Although there is no specific legal or market definition of “subprime,”
subprime loans are generally understood to refer to loans made to borrowers that display poor credit histories and other characteristics that correlate with a higher default risk. Accordingly, subprime loans, and debt instruments secured by such loans, have speculative characteristics and are subject to heightened risks, including the risk of nonpayment of interest or repayment of principal, and the risks associated with investments in high yield securities. In addition, these instruments could be subject to increased regulatory scrutiny. The Fund is not restricted by any particular borrower credit risk criteria and/or qualifications when acquiring loans or debt instruments collateralized by loans.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk
Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate.
For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the Investment Manager believes the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and the market price, NAV and/or overall return of the Common Shares.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk
Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (
e.g.
, declining interest rates, changes in credit spreads and
improvements in the issuer’s credit quality), and changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. If an issuer calls a security in which the
Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Foreign Non US Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk
Foreign (non-U.S.) securities may experience more rapid and extreme changes in value than securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign (non-U.S.) securities are usually not subject to the same degree of regulation as U.S. issuers. Financial reporting, legal, corporate governance, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Foreign (non-U.S.) market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities. Investments in foreign
(non-U.S.) markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign (non-U.S.) investing in their capital markets or in certain sectors or industries. In addition, a foreign
(non-U.S.) government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.
Certain foreign (non-U.S.) investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. A reduction in trading in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners may have an adverse impact on the Fund's investments.
Also, nationalization, expropriation or confiscatory taxation, unstable governments, decreased market liquidity, currency blockage, market disruptions, political changes, security suspensions or diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments in a foreign (non-U.S.) country and may render holdings in that foreign (non-U.S.) country illiquid or even worthless. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign (non-U.S.) securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting securities transactions, restricting dealings with entities that are critical to the infrastructure of securities and related transactions in specific jurisdictions, restricting transactions in specified sectors of certain countries, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of affected securities, downgrades in the credit ratings of affected or related securities, currency devaluation or volatility, and increased market volatility and disruption in the securities or sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities, receiving interest or principal payments due on the securities, significantly delay or prevent securities transactions, and adversely impact the Fund's liquidity and performance and/or prevent the liquidation of a portfolio holding sanctioned securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or in securities denominated in a particular foreign
(non-U.S.) currency, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign (non-U.S.) investments. Additionally, events and evolving conditions in certain markets or regions may alter the risk profile of investments tied to those markets or regions. This may cause investments tied to such markets or regions to become riskier or more volatile, even when investments in such markets or regions were perceived as comparatively stable historically. Foreign (non-U.S.)
securities may also be less liquid (particularly during market closures due to local market holidays or other reasons) and more difficult to value than securities of U.S. issuers.
Investments in Russia.
The Fund may invest in securities and
instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short -term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls, and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (
e.g.
, Belarus). Such sanctions and other
similar measures - which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, defense, architecture, engineering, construction, manufacturing and transportation, among others - and Russia's countermeasures may negatively impact the
Fund's performance and/or ability to achieve its investment objectives.
For example, certain investments may be prohibited and/or existing investments may become illiquid (
e.g.
, in the event that transacting in
certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by the Fund unmarketable for an indefinite period of time and/or cause the Fund to sell other portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund no longer seeks to hold. In addition, such sanctions or other similar measures, and the Russian government's response, could result in a downgrade of Russia's credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia's currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by
Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia's economy and
Russian and other issuers of securities in which the Fund is invested.
Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export and import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government's response.
The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (”NSD“), a
recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions by the European
Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars.
Moreover, changes in Russian laws and regulations could require the transfer of securities from the NSD to registrars or other parties outside of standard custodial arrangements. In such cases, the risk is increased that the Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the
Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in
Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit the Fund's ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.
Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients.
Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals and timber account for a significant portion of Russia's exports, leaving the country vul
nerabl
e to swings in
world prices and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in securities of issuers based in or doing business in emerging market countries or invests in securities denominated in the currencies of emerging market countries. Investing in securities of issuers based in or doing business in emerging markets entails all of the risks of investing in foreign securities noted above, but to a heightened degree.
Investments in emerging market countries pose a greater degree of systemic risk (
i.e.
, the risk of a cascading collapse of multiple institutions
within a country, and even multiple national economies). The inter-relatedness of economic and financial institutions within and among emerging market economies has deepened over the years, with the effect that institutional failures and/or economic difficulties that are of initially limited scope may spread throughout a country, a region or all or most emerging market countries. This may undermine any attempt by the Fund to reduce risk through geographic diversification of its portfolio.
There is a heightened possibility of imposition of withholding or other taxes on interest or dividend income or capital gains generated from emerging market securities. Governments of emerging market countries may engage in confiscatory taxation or expropriation of income and/or assets to raise revenues or to pursue a domestic political agenda. In the past, emerging market countries have nationalized assets, companies and even entire sectors, including the assets of foreign investors, with inadequate or no compensation to the prior owners. There can be no assurance that the Fund will not suffer a loss of any or all of its investments, or interest or dividends thereon, due to adverse fiscal or other policy changes in emerging market countries.
There is also a greater risk that an emerging market government may take action that impedes or prevents the Fund from taking income and/or capital gains earned in the local currency and converting into
U.S. dollars (
i.e.
, “repatriating” local currency investments or profits).
Certain emerging market countries have sought to maintain foreign exchange reserves and/or address the economic volatility and dislocations caused by the large international capital flows by controlling or restricting the conversion of the local currency into other currencies. This risk tends to become more acute when economic conditions otherwise worsen. There can be no assurance that if the Fund earns income or capital gains in an emerging market currency or PIMCO otherwise seeks to withdraw the Fund’s investments from a given emerging market country, capital controls imposed by such country will not prevent, or cause significant expense, or delay in, doing so.
Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain emerging market countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain. In addition, it may be impossible to seek legal redress against an issuer that is a sovereign state.
Emerging market countries typically have less established regulatory, disclosure, legal, accounting, recordkeeping and financial reporting systems than those in more developed markets, which may increase the potential for market manipulation or reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions, or obtain information needed to pursue or enforce such judgments, against such issuers. In addition, foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may decrease the liquidity and value of the securities. The Fund may also be subject to emerging markets risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities.
Other heightened risks associated with emerging markets investments include without limitation, (i) risks due to less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including sanctions and restrictions on investing in issuers or industries deemed sensitive to relevant national interests and requirements that government approval be obtained prior to investment by foreign persons; (iv) certain national policies that may restrict the Fund’s repatriation of investment income, capital or the proceeds of sales of securities, including temporary restrictions on foreign capital remittances; (v) the lack of uniform accounting and auditing standards and/or standards that may be significantly different from the standards required in the United States; (vi) less publicly available financial and other information regarding issuers; (vii)
potential difficulties in enforcing contractual obligations; and (viii)
higher rates of inflation, higher interest rates and other economic concerns. Countries with emerging securities markets may additionally experience problems with share registration, settlement and custody, which may result in losses to the Fund. The Fund may invest to a substantial extent in emerging market securities that are denominated in local currencies, subjecting the Fund to a greater degree of foreign currency risk. Also, investing in emerging market countries may entail purchases of securities of issuers that are insolvent, bankrupt or otherwise of questionable ability to satisfy their payment obligations as they become due, subjecting the Fund to a greater amount of credit risk and/or high yield risk. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk
Currency risk may be particularly high because the Fund may, at times or in general, have substantial exposure to emerging market currencies, and engage in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political, headline, reputational and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.
Investments denominated in foreign (non-U.S.) currencies or that trade in and receive revenues in, foreign (non-U.S.) currencies, derivatives or other instruments that provide exposure to foreign (non-U.S.)
currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest or inflation rates, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the United States or abroad.
As a result, the Fund’s investments in or exposure to foreign (non-U.S.)
currencies and/or foreign (non-U.S.) currency-denominated securities may reduce the returns of the Fund. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign
(non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries. Devaluation of a currency by a country's government or banking authority can
significantly impact the value of any investments denominated in that currency. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions made to Common Shareholders. There is no assurance that a hedging strategy, if used, will be successful. The Fund may also be adversely impacted by expenses incurred by converting between currencies to purchase and sell securities not valued in the U.S. dollar, as well as by currency restrictions, exchange control regulation, or governmental restrictions that limit or otherwise delay the Fund’s ability to convert currencies.
Moreover, currency hedging techniques may be unavailable with respect to emerging market currencies. As a result, the Fund’s investments in or exposure to foreign (non-U.S.) currencies and/or foreign (non-U.S.)
currency-denominated, and especially emerging market-currency denominated, securities may reduce the returns of the Fund.
The local emerging market currencies in which the Fund may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries. Some of the local currencies in which the Fund may invest are neither freely convertible into one of the major currencies nor internationally traded. The local currencies may be convertible into other currencies only inside the relevant emerging market where the limited availability of such other currencies may tend to inflate their values relative to the local currency in question. Such internal exchange markets can therefore be said to be neither liquid nor competitive. In addition, many of the currencies of emerging market countries in which the Fund may invest have experienced steady devaluation relative to freely convertible currencies.
Continuing uncertainty as to the status of the euro and the European
Monetary Union (“EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU-related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
There can be no assurance that if the Fund earns income or capital gains in a non-U.S. country or PIMCO otherwise seeks to withdraw the Fund’s investments from a given country, capital controls imposed by such country will not prevent, or cause significant expense in, doing so.

US Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
Certain U.S. government securities, such as U.S. Treasury bills, notes, bonds, and mortgage-related securities guaranteed by the Government
National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal
Home Loan Banks (“FHLBs”) or the Federal Home Loan Mortgage
Corporation (“FHLMC”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal
National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency, instrumentality or corporation. U.S. government securities are subject to market risk, interest rate risk and credit risk. Although legislation has been enacted to support certain government sponsored entities, including the FHLBs, FHLMC and FNMA, there is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the government sponsored entities and the values of their related securities or obligations. In addition, certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. Yields available from U.S. government debt securities are generally lower than the yields available from such other securities. The values of U.S. government securities change as interest rates fluctuate.
Periodically, uncertainty regarding the status of negotiations in the
U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain
U.S. government securities, cause the credit rating of the
U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of
U.S. Treasury and other securities, and/or increase the costs of various kinds of debt. If a government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity will be adversely impacted.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible securities are fixed income securities, preferred securities or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. The market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. Certain types of convertible securities may decline in value or lose their value entirely in the event the issuer’s financial condition becomes significantly impaired.
As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its other debt obligations. Convertible securities are often rated below investment grade or not rated.

Synthetic Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Synthetic Convertible Securities Risk
Synthetic convertible securities involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (
i.e.
, an income-producing component and a right to
acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible securities are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Contingent Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Contingent Convertible Securities Risk
CoCos have no stated maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into equity or have their principal written down
(including potentially to zero) upon the occurrence of certain triggering events (“triggers”) linked to regulatory capital thresholds or regulatory actions relating to the issuer’s continued viability. As a result, an investment by the Fund in CoCos is subject to the risk that coupon (
i.e.
,
interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses and the risk of total loss. If such an event occurs, an investor may not have any rights to repayment of the principal amount of the securities. Additionally, an investor may not be able to collect interest payments or dividends on such securities. An investment by the Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up of an issuer prior to a trigger event, the Fund’s rights and claims will generally rank junior to the claims of holders of the issuer’s other debt obligations and CoCos may also be treated as junior to an issuer’s other obligations and securities. In addition, if CoCos held by the Fund are converted into the issuer’s underlying equity securities following a trigger event, the Fund’s holding may be further subordinated due to the conversion from a debt to equity instrument. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by the Fund in CoCos may result in losses to the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Risk
To the extent that the Fund invests directly or indirectly in real estate investments, including investments in equity or debt securities issued by private and public REITs, real estate operating companies (“REOCs”), private or public real estate-related loans and real estate-linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These investments carry increased risks, which include, but are not limited to:
the burdens of ownership of real property; general and local economic conditions (such as an oversupply of space or a reduction in demand for space); fluctuations in the supply and demand for properties (including competition based on rental rates); energy and supply shortages;
fluctuations in average occupancy and room rates; the attractiveness, type and location of the properties and changes in the relative popularity of commercial properties as an investment; the financial condition and resources of tenants, buyers and sellers of properties;
increased mortgage defaults; the quality of maintenance, insurance and management services; changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable; changes in building, environmental and other laws and/or regulations (including those governing usage and
improvements), fiscal policies and zoning laws; changes in real property tax rates; changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable; changes in operating costs and expenses; energy and supply shortages; uninsured losses or delays from casualties or condemnation; negative developments in the economy that depress travel or leasing activity; environmental liabilities; contingent liabilities on disposition of assets; uninsured or uninsurable casualties; acts of
God, including earthquakes, hurricanes and other natural disasters;
social unrest and civil disturbances, epidemics, pandemics or other public crises; terrorist attacks and war; risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor-related factor; and other factors which are beyond the control of PIMCO and its affiliates.
In addition, the Fund’s investments will be subject to various risks which could cause fluctuations in occupancy, rental rates, operating income and expenses or which could render the sale or financing of its properties difficult or unattractive. For example, following the termination or expiration of a tenant’s lease, there may be a period of time before receiving rental payments under a replacement lease.
During that period, the Fund would continue to bear fixed expenses such as interest, real estate taxes, maintenance and other operating expenses. In addition, declining economic conditions may impair the ability to attract replacement tenants and achieve rental rates equal to or greater than the rents paid under previous leases. Increased competition for tenants may require capital improvements to properties which would not have otherwise been planned.
Ultimately, to the extent it is not possible to renew leases or re-let space as leases expire, decreased cash flow from tenants will result, which could adversely impact the Fund’s operating results.
Real estate values have historically been cyclical. As the general economy grows, demand for real estate increases and occupancies and rents may increase. As occupancies and rents increase, property values increase, and new development occurs. As development may occur, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies may incur large swings in their profits and the prices of their securities. Developments following the onset of COVID-19 have adversely impacted certain commercial real estate markets, causing the deferral of mortgage payments, renegotiated commercial mortgage loans, commercial real estate vacancies or outright mortgage defaults.
These developments accelerated macro trends such as work from home and online shopping which have negatively impacted (and may continue to negatively impact) certain industries, such as brick-and-mortar retail.
The total returns available from investments in real estate generally depend on the amount of income and capital appreciation generated by the related properties. The performance of real estate, and thereby the
Fund, will be reduced by any related expenses, such as expenses paid directly at the property level and other expenses that are capitalized or otherwise embedded into the cost basis of the real estate.
Separately, certain service providers to the Fund and/or its Subsidiaries, as applicable, with respect to its real estate or real estate-related investments may be owned by, employed by, or otherwise related to,
PIMCO, Allianz SE, their affiliates and/or their respective employees, consultants and other personnel. PIMCO may, in its sole discretion, determine to provide, or engage or recommend an affiliate of PIMCO to provide, certain services to the Fund, instead of engaging or recommending one or more third parties to provide such services.
Subject to the governance requirements of a particular fund and applicable law, PIMCO or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, PIMCO faces a conflict of interest when selecting or recommending service providers for the Fund. Fees paid to an affiliated service provider will be determined in PIMCO’s commercially reasonable discretion. Although PIMCO has adopted various policies and
procedures intended to mitigate or otherwise manage conflicts of interest with respect to affiliated service providers, there can be no guarantee that such policies and procedures (which may be modified or terminated at any time in PIMCO’s sole discretion) will be successful.
The Fund’s investments in real estate will potentially be limited by the
Fund’s intention to qualify as a RIC and will potentially limit the Fund’s ability to so qualify. Income and gains from direct investments in real estate do not constitute qualifying income to a RIC for purposes of the
90% gross income test described below. If the Fund's income or gain from a particular investment were determined to constitute
nonqualifying income, which in certain cases may be determined retroactively, and the Fund’s nonqualifying income from all sources were to exceed 10% of its gross income in any taxable year, or the Fund’s nonqualifying income in any taxable year otherwise exceeded 10% of its gross income, the Fund would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Fund level. See “Tax Risk” for additional details.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund’s use of leverage (as described under ”Use of Leverage“ in the body of this prospectus) creates the opportunity for increased Common
Share net income, but also creates special risks for Common
Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the
Fund to greater risk and increased costs. The Fund’s assets attributable to leverage, if any, will be invested in accordance with the Fund’s investment objectives and policies. Interest expense payable by the Fund with respect to derivatives and other forms of leverage, and dividends payable with respect to preferred shares outstanding, if any, will generally be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest expenses and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common
Shareholders than if the Fund were not so leveraged. There can be no assurance these circumstances will occur. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the
Fund, thereby reducing return to Common Shareholders. When the Fund reduces or discontinues its use of leverage (“deleveraging”), it may be required to sell portfolio securities at inopportune times to repay leverage obligations, which could result in realized losses and a decrease in the Fund's net asset value. Deleveraging involves complex operational processes, including the coordination of asset sales, repayment of debt, and potential restructuring of the Fund's capital and may involve significant costs, including transaction costs associated with the sale of portfolio securities, prepayment penalties on borrowed funds, and, if applicable, fees related to the redemption of preferred shares. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate changes and other market risks.
The Fund may continue to use leverage even if available financing rates are higher than anticipated returns, including, for example, in cases where deleveraging, including any expenses related thereto, might be viewed as detrimental to the Fund’s portfolio. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the Common Shareholders (and not by preferred shareholders, if any)
and will reduce the investment return of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.
Leverage creates several major types of risks for Common Shareholders, including:
■
the likelihood of greater volatility of NAV and market price of
Common Shares, and of the investment return to Common
Shareholders, than a comparable portfolio without leverage;
■
the possibility either that Common Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on
Common Shares will fluctuate because such costs vary over time;
and
■
the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not
leveraged.
In addition, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have complete priority of payment over the Fund’s Common Shareholders.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund.
There is no assurance that reverse repurchase agreements can be successfully employed. Dollar roll/buybacks transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Successful use of dollar rolls/buybacks may depend upon the Investment
Manager’s ability to correctly predict interest rates and prepayments.
There is no assurance that dollar rolls/buybacks can be successfully employed. In connection with reverse repurchase agreements and dollar rolls/buybacks, the Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted.
The Fund may engage in total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common
Shareholders. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies. Any total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have seniority over the Fund’s Common
Shares.
Because the fees received by the Investment Manager may increase depending on the types of leverage utilized by the Fund, the Investment
Manager has a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment
Manager, on the one hand, and the Common Shareholders, on the other hand. To the extent that any Subsidiary of the Fund directly incurs leverage in the form of debt or preferred shares, the amount of such leverage used by the Fund and such Subsidiaries will be consolidated and treated as senior securities for purposes of complying with the
1940 Act’s limitations on leverage by the Fund.

Smaller Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Smaller Company Risk
The general risks associated with debt instruments or equity securities are particularly pronounced for securities issued by companies with small market capitalizations. Small capitalization companies involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Fund may have difficulty purchasing or selling securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies. Companies with
medium-sized market capitalizations may have risks similar to those of smaller companies.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may, but is not required to, utilize a variety of derivative instruments (both long and short positions) for investment or risk management purposes. Additionally, the Fund may invest in futures and other derivatives that provide equity exposures, including for equitization and hedging purposes, using derivatives that provide exposure that is not identical to the instruments or markets in which the
Fund seeks to invest 80% of its assets. Derivatives or other similar instruments (referred to collectively as “derivatives”) are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. For example, the Fund may use derivative instruments for purposes of increasing liquidity, providing efficient portfolio management, broadening investment opportunities
(including taking short or negative positions), implementing a tax or cash management strategy, gaining exposure to a particular security or segment of the market, modifying the effective duration of the Fund's portfolio investments and/or enhancing total return. Investments in derivatives may take the form of buying and/or writing (selling)
derivatives, and/or the Fund may otherwise become an obligor under a derivatives transaction. These transactions may produce short-term capital gains in the form of premiums or other returns for the Fund
(which may support, constitute and/or increase the distributions paid by, or the yield of, the Fund) but create the risk of losses that can significantly exceed such current income or other returns. For example, the premium received for writing a call option may be dwarfed by the losses the Fund may incur if the call option is exercised, and derivative transactions where the Fund is an obligor can produce an up-front benefit, but the potential for leveraged losses. The distributions, or distribution rates, paid by the Fund should not be viewed as the total returns or overall performance of the Fund. These strategies may also produce adverse tax consequences (for example, the Fund’s income and gain-generating strategies may generate current income and gains, including short-term capital gains, taxable as ordinary income) and limit the Fund’s opportunity to profit or otherwise benefit from certain gains.
The Fund may enter into opposing derivative transactions, or otherwise take opposing positions. Such transactions can generate distributable gains (which, as noted elsewhere, may be taxed as ordinary income) and create the risk of losses and NAV declines.
The Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income, even if such strategies could potentially result in declines in the
Fund’s net asset value. The Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains, including short-term capital gains, taxable as ordinary income sufficient to support distributions, even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. securities markets or the Fund’s portfolio of investments, or arising from its use of derivatives. Consequently, Fund shareholders may receive distributions subject to tax at ordinary income rates at a time when their investment in the Fund has declined in value, which may be economically similar to a taxable return of capital.
The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives, which may increase market exposure and are subject to a number of risks including leverage risk, liquidity risk (which may be heightened for highly customized derivatives), interest rate risk, market risk, counterparty (including credit)
risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), management risk, risks arising from changes in applicable regulatory requirements, governmental risk, sanctions risk, risks arising from margin requirements and risks arising from mispricing or valuation complexity (including the risk of improper valuation), as well as the risks associated with the underlying asset, reference rate or index. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme
marke
t conditions. In addition, the use of derivatives may
cause the Fund’s investment returns to be impacted by the performance of assets the Fund does not own, potentially resulting in the Fund’s total investment exposure exceeding the value of its portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may utilize asset segregation and posting of collateral for risk management or other purposes. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the
Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. The Fund's use of derivatives may increase or accelerate the amount of taxes payable by Common Shareholders.
Non-centrally-cleared Over-the-counter (”OTC“) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse.
Derivatives that are cleared by a central clearing organization can still be subject to different risks, including the creditworthiness of the central clearing organization and its members.
In addition, derivatives that are traded on an exchange are subject to the risk that an exchange may limit the maximum daily price fluctuation of a derivative contract and restrict or suspend trading of a contract that has reached a limit. Such limit governs only price movements of a contract during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. A daily limit may be reached for several consecutive days with little or no trading.
Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments or other similar investments, it is important to consider that certain derivative transactions, absent a default or termination event, may only be modified or terminated by mutual consent of the Fund and its counterparty.
Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund's obligations or the Fund's exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund's hedging transactions will be effective. Derivatives used for hedging or risk management may not operate as intended and may expose the
Fund to additional risks. In such case, the Fund may experience losses.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the
Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.
The Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains).
Consequently, Common Shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund, at a time when their investment in the Fund has declined in value, which tax may be at ordinary income rates. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates), potentially subjecting shareholders of the Fund to adverse tax consequences. The tax treatment of certain derivatives in which the Fund invests may be unclear and thus subject to
recharacterization. Any recharacterization of payments made or received by the Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
More generally, sales of the Fund’s portfolio holdings may result in short-term capital gains (which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net of long-term capital losses), potentially subjecting shareholders of the Fund to adverse tax consequences.
Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund's hedging transactions will be effective.
Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. In addition, derivatives used for hedging may partially protect the Fund from the risks they were intended to hedge yet not fully mitigate the impact of such risks. The regulation of the derivatives markets has increased over time, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance and cause the
Fund to lose value.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps Risk
Credit default swap agreements may involve greater risks than if the
Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, the Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. The Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.
The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the
Fund or held by special purpose or structured vehicles in which the Fund invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. In the event that the Fund enters into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the
Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to any underlying security or asset. The
Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Counterparty credit risk also includes the related risk of having concentrated exposure to a single counterparty, which may increase potential losses if the counterparty were to become insolvent. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. Entering into repurchase agreements allows the Fund to earn a return on cash in the Fund's portfolio that would otherwise remain un-invested. Repurchase agreements may involve risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to sell the underlying securities and additional expenses in seeking to enforce the Fund's rights and recover any losses. Although the Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high quality collateral, some credit risk remains. The counterparty could default which may make it necessary for the Fund to incur expenses to liquidate the collateral. The security subject to a repurchase agreement may be or become illiquid. These events could also trigger adverse tax consequences for the Fund.
In December 2023, the U.S. Securities and Exchange Commission
adopted rule amendments that are expected to result in the Fund being required to clear all or substantially all of its repurchase agreements collateralized by U.S. Treasury securities as of June 30, 2027 where a direct participant in any covered clearing agency is the counterparty. The
Fund may incur costs in connection with entering into new agreements
(or amending existing agreements) with counterparties who are direct participants of a covered clearing agency and potentially other market participants and taking other actions to comply with the new requirements. In addition, upon the compliance date, the costs and benefits of entering into repurchase agreements collateralized by
U.S. Treasury securities to the Fund may be impacted as compared to such repurchase agreements prior to the compliance date.

Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Bond Obligations, Collateralized Loan
Obligations and Collateralized Debt Obligations Risk
CBOs, CLOs and CDOs may charge management fees and
administrative expenses. For CBOs, CLOs and CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the equity tranche which generally bears losses in connection with the first defaults, if any, on the bonds or loans in the trust. A senior tranche from a CLO, CBO and CDO trust typically has higher credit ratings and lower yields than the underlying securities. CLO tranches, CBO, and CDO, even senior ones, can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO, CBO or other CDO securities. The risks of an investment in a CBO, CLO or other
CDO vary depending on the type of collateral securities and the class of the instrument in which the Fund invests, among other factors.
Normally, CLOs, CBOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. Investments in
CLOs, CBOs and CDOs may be or become illiquid. In addition to the normal risks associated with debt instruments (
e.g.
, interest rate risk
and credit risk), CLOs, CBOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.

Equity Securities and Related Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities and Related Market Risk
The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself. The values of equity securities may decline due to real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.
Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred securities, convertible securities and warrants. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
In addition to equity securities risk, credit risk and possibly high yield risk, investment in preferred securities involves certain other risks.
Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred security that is deferring its distribution, the Fund may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to
RICs and their shareholders under the Code and to avoid U.S. federal income and/or excise taxes at the Fund level, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash by the
Fund). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Insurance Linked and Other Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance-Linked and Other Instruments Risk
The Fund may invest in insurance-linked instruments and similar investments (which may include, for example, exposure to reinsurance contracts (through sidecars or otherwise), event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans). The
Fund could lose a portion or all of the principal it has invested in these types of investments, and the right to additional interest and/or dividend payments with respect to the investments, upon the occurrence of one or more trigger events, as defined within the terms of an investment.
Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-linked instruments that are subject to “indemnity triggers.” An indemnity trigger is a mechanism where the payout to the investor is based on the actual losses incurred by the insurer and come into play when losses from a specified event exceed a designated level. Insurance-linked instruments subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-linked investments are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked instruments and similar investments carry significant risk. In addition to the specified trigger events, these types of investments may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund may also gain exposure to reinsurance contracts (through insurance-linked securities, sidecars or otherwise). This exposure may include “excess of loss” contracts, wherein liability arises only if and when losses exceed a specified amount, and proportional reinsurance, wherein a pro rata portion of the premiums and liabilities of the cedant associated with a specified business or a portfolio if insurance contracts are linked to the investment. Investments linked to reinsurance transactions may involve significant insurance brokerage fees, fronting fees and other transaction costs.
A series of major triggering events could cause the failure of a reinsurer.
Similarly, to the extent the Fund invests in reinsurance-related securities for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the reinsurance-related securities held by the
Fund may result in substantial losses to the Fund. In addition, unexpected events such as natural disasters or terrorist attacks could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements;
such changes could have a material adverse effect on the Fund. In addition, the litigation environment in catastrophe-exposed states or regions could impact the frequency and severity of insurance claims, and litigation costs could decrease the value of the Fund's investment in products linked to reinsurance contracts. In recent years, capital market participants have been increasingly active in the reinsurance market and markets for related risks. Increased competition could result in fewer submissions, lower premium rates and less favorable policy terms and conditions.
Certain insurance-linked instruments and similar investments may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked instruments and similar investments, which may make the risk assessment of them more difficult. These types of investments may be difficult to value.
The aforementioned instruments may include longevity and mortality investments, including indirect investment in pools of insurance-related longevity and mortality investments, including life insurance policies, annuity contracts and premium finance loans. Such investments are subject to “longevity risk” and/or “mortality risk.” Longevity risk is the risk that members of a reference population will live longer, on average, than anticipated. Mortality risk is the risk that members of a reference population will live shorter, on average, than anticipated. Changes in these rates can significantly affect the liabilities and cash needs of life insurers, annuity providers and pension funds. The terms of a longevity bond typically provide that the investor in the bond will receive less than the bond’s par amount at maturity if the actual average longevity (life span) of a specified population of people observed over a specified period of time (typically measured by a longevity index) is higher than a specified level. If longevity is higher than expected, the bond will return less than its par amount at maturity. A mortality bond, in contrast to a longevity bond, typically provides that the investor in the bond will receive less than the bond’s par amount at maturity if the mortality rate of a specified population of people observed over a specified period of time (typically measured by a mortality index) is higher than a specified level.
During their term, both longevity bonds and mortality bonds typically pay a floating rate of interest to investors. Longevity and mortality investments purchased by the Fund involve the risk of incorrectly predicting the actual level of longevity or mortality, as applicable, for the reference population of people. With respect to mortality investments held by the Fund, there is also the risk that an epidemic or other catastrophic event could strike the reference population, resulting in mortality rates exceeding expectations. The Fund may also gain this type of exposure through event-linked derivative instruments, such as swaps, that are contingent on or formulaically related to longevity or mortality risk.

Private Placements and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Placements and Restricted Securities Risk
A private placement involves the sale of securities that have not been registered under the Securities Act or relevant provisions of applicable
non-U.S. law to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. See “Principal
Risks of the Fund – Liquidity Risk.” Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks. See “Principal Risks of the Fund – Valuation Risk.”
The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.
Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies—Loans of
Portfolio Securities” in the Statement of Additional Information for more details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan. Cash collateral received by the Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Fund bears the risk of such investments.

InflationDeflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from the
Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and
Common Shares.

Regulatory Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Changes Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the
Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Manager will continue to be eligible for such exemptions.
Moreover, government regulation may have unpredictable and
unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
While there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. Actions by governmental entities may also impact certain instruments in which the Fund invests and reduce market liquidity and resiliency.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements, and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

Regulatory Risk Commodity Pool Operator [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk—Commodity Pool Operator
The CFTC has adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the CEA and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments.  The Investment
Manager is registered with the CFTC as a CPO. However, with respect to the Fund, the Investment Manager has claimed an exclusion from registration as a CPO pursuant to CFTC Rule 4.5. For the Investment
Manager to remain eligible for this exclusion, the Fund must comply with certain limitations, including limits on its ability to use any commodity interests and limits on the manner in which the Fund holds out its use of such commodity interests. These limitations may restrict the Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for the Fund, and/or adversely affect the Fund’s total return. To the extent the Investment Manager becomes ineligible for this exclusion from CFTC regulation, the Investment Manager may consider steps in order to continue to qualify for exemption from CFTC regulation, or may determine to operate the Fund subject to CFTC regulation.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale, capital controls, delays or limits on repatriation of local currency, or insolvency of local governments. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as during changes in interest rates, elevated volatility, market or geopolitical disruptions, economic uncertainty or public health crises. There can be no assurance that an investment that is deemed to be liquid when purchased will continue to be liquid while it is held by a fund and/or when a fund wishes to dispose of it. Bond markets have consistently grown over time while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace with the growth of bond markets and may remain constrained. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to
“make markets,” remain limited relative to the size of the market.
Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets, especially during periods of economic uncertainty or market stress. In such cases, the Fund, due to the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve securities of companies with smaller market capitalizations, foreign
(non-U.S.) securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.
Further fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers)
and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.
Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations.
The actions of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply.

Structured Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Investments Risk
Holders of structured products, including structured notes, credit-linked notes and other types of structured products, bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized.
While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indexes and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.
See ”Principal Risks of the Fund—Derivatives Risk.“

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
The Fund has elected to be treated as a RIC under Subchapter M of the
Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are timely distributed (or deemed distributed, as described below) to shareholders. In order to qualify and be eligible for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for such year from certain types of qualifying income, and distribute to its shareholders at least 90% of its
“investment company taxable income” as that term is defined in the
Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) and net tax-exempt income, for such year.
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a RIC and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the
Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify or be eligible for for treatment as a
RIC. Income and gains from certain of the Fund's activities may not constitute qualifying income to a RIC for purposes of the 90% gross income test. If the Fund’s income or gain from a particular investment or activity were determined to constitute non
qualifyi
ng income, which in
certain cases may be determined retroactively, and the Fund's nonqualifying income from all sources were to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Fund level. See
“Taxation” in the Statement of Additional Information for additional details.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the
Fund's current or accumulated earnings and profits.
To the extent the Fund invests through one or more Subsidiaries, the
Fund may be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary, and the Fund may generally have to treat such income as ordinary income, regardless of the character of the
Subsidiary’s underlying income or gains. If a net loss is realized by a
Subsidiary, such loss is not generally available to offset the income earned by the Fund, and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk
To the extent the Fund invests through one or more of its wholly-owned
Subsidiaries, the Fund would be exposed to the risks associated with such Subsidiary’s investments. Such Subsidiaries would likely not be registered as investment companies under the 1940 Act and, except as noted in this prospectus, would not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The Investment Manager manages the Fund without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts and other derivative instruments may involve the payment of commissions to futures commission merchants or other intermediaries. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the
Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact the Fund’s after-tax returns. The realization of short-term capital gains may also cause adverse tax consequences for the Fund’s shareholders. See “Tax Matters.”

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
An investment in the Fund, like any fund, can involve operational and technology risks arising from factors such as processing errors, communication errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, cybersecurity incidents, the potential use of artificial intelligence and machine learning (AI), changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. Operational and technology risks for the issuers could also result in material adverse consequences for such issuers and may cause the Fund's investments in such issuers to lose value. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk
When investing in an investment company, the Fund will generally bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees and other expenses with respect to assets so invested. Common
Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage. Due to its own financial interest or other business considerations, the Investment Manager may choose to invest a portion of the Fund's assets in investment companies sponsored or managed by the Investment Manager or its related parties in lieu of investments by the Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or
managed by others. Participation in a cash sweep program where the
Fund's uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day subjects the Fund to the risks associated with the underlying money market funds or cash
management pooled investment vehicles, including liquidity risk.
Applicable law may limit the Fund's ability to invest in other investment companies. See “Principal Risks of the Fund-Leverage Risk.”

Privacy and Data Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privacy and Data Security Risk
The Gramm-Leach-Bliley Act (”GLBA“) and other laws limit the disclosure of certain non-public personal information about a consumer to non-affiliated third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated third parties.
Many states and a number of non-U.S. jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and SEC implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these
GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’
personal information securely and dispose of it properly.
The Fund generally does not intend to obtain or hold borrowers’
non-public personal information, and the Fund has implemented procedures reasonably designed to prevent the disclosure of borrowers’
non-public personal information to the Fund. However, service providers to the Fund or its Subsidiaries, including their custodians and the platforms acting as loan servicers for the Fund or its Subsidiaries, may obtain, hold or process such information. The Fund and entities that interact with the Fund, including service providers, custodians and platforms are susceptible to operational, information security and related cybersecurity risks. The Fund cannot guarantee the security of non-public personal information in the possession of such a service provider and cannot guarantee that service providers have been and will continue to comply with the GLBA, other data security and privacy laws and any other related regulatory requirements. Violations of the GLBA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.

Confidential Information Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Confidential Information Access Risk
In managing the Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public information
(“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. For example, an issuer of privately placed loans considered by the Fund may offer to provide PIMCO with financial information and related documentation regarding the issuer that is not publicly available. Pursuant to applicable policies and procedures,
PIMCO may (but is not required to) seek to avoid receipt of Confidential
Information about such issuers so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates. In such circumstances, the Fund (and other PIMCO clients) may be
disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells an investment. Further, PIMCO’s and the Fund’s abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain investments may be compromised if they are not privy to available Confidential Information. PIMCO may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund is potentially more susceptible to operational and information security risks resulting from breaches in cyber security, including:
processing and human errors, inadequate or failed internal or external processes, failures in system and technology, errors in algorithms used with respect to Fund operations and changes in personnel. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (
e.g.
, through “hacking” or malicious software coding), and
may come from multiple sources, including outside attacks such as denial-of-service attacks (
i.e.
, efforts to make network services
unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that renders systems inoperable until the ransom is paid, or insider actions (
e.g.
,
intentionally or unintentionally harmful acts of PIMCO personnel). In addition, cyber security breaches involving the Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. PIMCO’s use of cloud-based service providers could heighten or change these risks. In addition, work-from-home
arrangements by the Fund, the Investment Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the
Investment Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.
Cyber security failures or breaches may result in financial losses to the
Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the
Fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful.
There is also a risk that cyber security breaches may not be detected. The
Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

Potential Conflicts of Interest Risk Allocation of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk—Allocation of Investment
Opportunities
The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Investment Manager may provide investment
management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund.
Subject to the requirements of the 1940 Act, the Investment Manager intends to engage in such activities and may receive compensation from third parties for its services. The results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by the Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by the
Investment Manager or its affiliates, including proprietary accounts, achieve profits on their trading.

Market Disruptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruptions Risk
The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, geopolitical disputes, terrorism, social or political unrest, recessions, supply chain disruptions, tariffs and other restrictions on trade, sanctions, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures, natural/environmental disasters, climate change and climate related events, responses to government actions or interventions (the threat or imposition of tariffs, trade restrictions, currency restrictions, or similar actions) which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to the
Fund’s investments or the Investment Manager’s operations and the value of an investment in the Fund, its distributions and its returns.
These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the
Fund’s service providers’ ability to fulfill their obligations to the Fund.
Furthermore, events involving limited liquidity, defaults,
non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk
To the extent that the Fund focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector, including (but not limited to): governmental regulation; inflation;
rising interest rates; cost increases in raw materials, fuel and other operating expenses; technological innovations that may render existing products and equipment obsolete; competition from new entrants; high research and development costs; increased costs associated with compliance with environmental or other governmental regulations; and
other economic, business or political developments specific to that sector. Furthermore, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to the types of developments described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.

Certain Affiliations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Affiliations
Certain broker-dealers may be considered to be affiliated persons of the
Fund and/or the Investment Manager due to their possible affiliations with Allianz SE, the ultimate parent of the Investment Manager, or another Allianz entity. Allianz Asset Management of America LP merged with Allianz Asset Management of America LLC (“Allianz Asset
Management”), with the latter being the surviving entity, effective
January 1, 2023. Following the merger, Allianz Asset Management is
PIMCO’s managing member and direct parent entity. Absent an
exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.
The 1940 Act imposes significant limits on co-investment with affiliates of the Fund. The Fund has received exemptive relief from the SEC that, to the extent the Fund relies on such relief, permits it to (among other things) co-invest alongside certain other persons in privately negotiated investments, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments imposes a number of conditions on any co-investments made in reliance on such relief that may limit or restrict the Fund’s ability to participate in an investment or require it to participate in an investment to a lesser extent, which could negatively impact the Fund’s ability to execute its desired investment strategy and its returns. Subject to applicable law, the Fund may also invest alongside other PIMCO managed funds and accounts, including private funds and affiliates of the Investment Manager, without relying on the exemptive relief. Pursuant to co-investment exemptive relief, to the extent the Fund relies on such relief, the Fund will be able to invest in opportunities in which PIMCO and/or its affiliates has an investment, and PIMCO and/or its affiliates will be able to invest in opportunities in which a fund has made an investment.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
The Fund’s Declaration and the Fund's Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. These provisions in the Declaration and the Fund's Bylaws could have the effect of depriving the Common Shareholders of opportunities to sell their
Common Shares at a premium over the then-current market price of the
Common Shares or at NAV.

Fund Distribution Rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fund Distribution Rates
Although the Fund may seek to maintain level distributions, the Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. The Fund’s distributions may be comprised of a return of capital.
In general terms, a return of capital would occur where a Fund distribution (or portion thereof) represents a return of a portion of your investment, rather than net income or capital gains generated from your investment during a particular period. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future.
For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments.
Additionally, payments from certain instruments that may be held by the
Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of changes, or the anticipation of changes, in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. For example, as nominal interest rates rise, the value of certain securities held by the Fund is likely to decrease. Interest rate changes can be sudden and unpredictable, and the Fund may experience losses as a result of movements in interest rates. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.
Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations.
Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics.
Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (
i.e.
, yield) movements. All
other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of eight years would generally be expected to decline by approximately 8% if interest rates rose by one percentage point.
Dividend-paying equity securities, particularly those whose market price is closely related to their yield, may be more sensitive to changes in interest rates. During periods of rising interest rates, the values of such securities may decline and may result in losses to the Fund. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.
A wide variety of factors can cause interest rates or yields of
U.S. Treasury securities (or yields of other types of bonds) to rise, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments.
Risks associated with changes in interest rates may be heightened under certain market conditions, such as during times when the Federal
Reserve raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the
Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the
Fund uses leverage or derivatives in connection with the management of the Fund, which would be magnified in the event that initial or variation margin is not provided by the counterparty to such transaction
(or not provided below a certain threshold amount).
Convexity is an additional measure used to understand a security's or
Fund's interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration and vice versa, meaning increased sensitivity in prices in response to changes in interest rates.
Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		650 Newport Center Drive
Entity Address, City or Town		Newport Beach
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92660
Contact Personnel Name		Ryan G. Leshaw
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		74,721,061

[1]	In the event that the Common Shares to which this prospectus relates are sold to or through underwriters or dealer managers, a corresponding prospectus supplement will disclose the applicable sales load and/or commission.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open market purchases pursuant to the Plan. See “Dividend Reinvestment Plan.
[3]	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.
[4]	Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.81% of the Fund’s average daily net assets (including daily net assets attributable to any preferred shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the management fee under the investment management agreement. Please see “Management of the Fund– Investment Management Agreement” for an explanation of the unified management fee and a definition of “daily net assets.”
[5]	Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the period ended December 31, 2025, which represented 9.00% of the Fund's average total managed assets, including the assets attributable to leverage (or 9.89% of the Fund's average net assets attributable to Common Shares), as of that date, at an annual interest rate cost to the Fund of 4.45%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2025. See “Use of Leverage—Effects of Leverage.” The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls/buybacks and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.
[6]	“Other Expenses” are estimated for the Fund’s current fiscal year ending June 30, 2026.
[7]	“Interest Payments on Borrowed Funds” are borne by the Fund separately from the management fees paid to PIMCO. Excluding these expenses, Total Annual Expenses are 0.83%.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. The example does not include commissions or estimated offering expenses, which would cause the expenses shown in the example to increase. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and estimated offering costs.